UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: Prudential Commodity Strategies Fund,

Prudential Core Conservative Bond Fund, Prudential Jennison Small-Cap Core Equity Fund,

Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund

and Prudential TIPS Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2017

Date of reporting period:	1/31/2017

Item 1 –	Reports to Stockholders

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period and held through the six-month period ended January 31, 2017.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Commodity Strategies Fund	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Commodity Strategies Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual**	$1,000.00	$1,053.70	1.99%	$4.37
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by 365 days in the Fund’s fiscal year ending July 31, 2017. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 78 day period ended January 31, 2017 due to the Fund’s inception date of November 15, 2016.

2	Visit our website at prudentialfunds.com

Consolidated Portfolio of Investments

(unaudited)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SHORT-TERM INVESTMENTS 99.2%
U.S. TREASURY OBLIGATIONS(a) 85.8%
U.S. Treasury Bills	0.462%	03/02/17	7,000	$6,997,361
U.S. Treasury Bills(b)(c)	0.465	02/23/17	800	799,771
U.S. Treasury Bills	0.500	03/09/17	1,100	1,099,482
U.S. Treasury Bills	0.521	03/16/17	180	179,907

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,076,535)				9,076,521

			Shares
UNAFFILIATED FUND 13.4%
Dreyfus Treasury Securities Cash Management (cost $1,423,250)			1,423,250	1,423,250

TOTAL INVESTMENTS 99.2% (cost $10,499,785)(Note 5)				10,499,771
Other assets in excess of liabilities(d) 0.8%				85,658

NET ASSETS 100.0%				$10,585,429

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

ULSD—Ultra-low-sulfur diesel

WTI—West Texas Intermediate

#	Principal amounts are shown in U.S. dollars unless otherwise stated.
(a)	Rate shown is the effective yield at purchase date.
(b)	Represents security held in the Cayman Subsidiary.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Consolidated Financial Statements.

Prudential Commodity Strategies Fund	3

Consolidated Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Commodity futures contracts outstanding at January 31, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
19	Brent Crude	May 2017	$1,063,155	$1,062,290	$(865)
4	Coffee ‘C’	Mar. 2017	236,405	224,325	(12,080)
9	Copper	Mar. 2017	564,207	613,688	49,481
3	Copper	Jul. 2017	193,325	206,025	12,700
43	Corn	Mar. 2017	755,638	773,463	17,825
2	Cotton No. 2	Mar. 2017	70,480	74,940	4,460
7	Gasoline RBOB	Mar. 2017	457,808	455,729	(2,079)
7	Gold 100 Oz	Apr. 2017	834,810	847,980	13,170
2	Gold 100 Oz	Dec. 2017	237,840	244,780	6,940
6	Hard Red Winter Wheat	Mar. 2017	128,025	128,850	825
4	Lean Hogs	Apr. 2017	110,800	110,800	—
2	Lean Hogs	Oct. 2017	52,740	53,600	860
4	Live Cattle	Apr. 2017	187,240	182,680	(4,560)
2	Live Cattle	Oct. 2017	82,490	79,760	(2,730)
6	LME Nickel	Mar. 2017	391,760	357,408	(34,352)
3	LME Nickel	Jun. 2017	207,027	179,766	(27,261)
8	LME PRI Aluminum	Mar. 2017	347,892	362,900	15,008
5	LME PRI Aluminum	Jun. 2017	215,711	227,875	12,164
1	LME PRI Aluminum	Dec. 2017	46,013	45,844	(169)
4	LME Zinc	Mar. 2017	269,146	285,600	16,454
1	LME Zinc	Jun. 2017	65,338	71,613	6,275
24	Natural Gas	Mar. 2017	839,850	748,080	(91,770)
2	Natural Gas	May 2017	68,690	64,160	(4,530)
7	NY Harbor ULSD	Mar. 2017	489,430	479,455	(9,975)
4	Silver	Mar. 2017	339,543	350,860	11,317
1	Silver	Dec. 2017	87,725	89,100	1,375
11	Soybean	Mar. 2017	573,825	563,475	(10,350)
9	Soybean Meal	Mar. 2017	288,920	301,140	12,220
7	Soybean Oil	Mar. 2017	157,704	142,170	(15,534)
4	Soybean Oil	Jul. 2017	84,678	82,560	(2,118)
12	Sugar #11 (World)	Mar. 2017	258,373	274,848	16,475
17	Wheat	Mar. 2017	357,988	357,638	(350)
8	WTI Crude	Mar. 2017	435,250	422,480	(12,770)
6	WTI Crude	May 2017	325,960	323,640	(2,320)

					(36,264)

	Short Positions:
1	LME Nickel	Mar. 2017	69,360	59,568	9,792
2	LME Nickel	Jun. 2017	127,866	119,844	8,022

See Notes to Consolidated Financial Statements.

4

Commodity futures contracts outstanding at January 31, 2017(1) (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Short Positions (cont’d):
2	LME PRI Aluminum	Mar. 2017	$88,300	$90,725	$(2,425)
1	LME Zinc	Mar. 2017	67,926	71,400	(3,474)
					11,915

					$(24,349)

A U.S. Treasury Obligation with a market value of $799,771 has been segregated with Morgan Stanley to cover requirements for open futures contracts at January 31, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$9,076,521	$—
Unaffiliated Fund	1,423,250	—	—
Other Financial Instruments*
Commodity Futures Contracts	(24,349)	—	—

Total	$1,398,901	$9,076,521	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Consolidated Financial Statements.

Prudential Commodity Strategies Fund	5

Consolidated Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Investment Allocation:

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2017 were as follows:

U.S. Treasury Obligations	85.8%
Unaffiliated Fund	13.4

99.2
Other assets in excess of liabilities	0.8

100.0%

Effects of Derivative instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January, 31, 2017 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$215,363	*	Due from/to broker-variation margin futures	$239,712	*

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the period ended January, 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$612,920

See Notes to Consolidated Financial Statements.

6

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(24,349)

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Consolidated Financial Statements.

Prudential Commodity Strategies Fund	7

Consolidated Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Unaffiliated investments (cost $10,499,785)	$10,499,771
Due from broker-variation margin futures	67,325
Due from Manager	9,829
Receivable for fund shares sold	693
Interest receivable	415
Prepaid expenses	905
Prepaid offering expenses	27,616

Total assets	10,606,554

Liabilities
Custodian and accounting fee payable	18,987
Accrued expenses	2,086
Affiliated transfer agent fee payable	52

Total liabilities	21,125

Net Assets	$10,585,429

Net assets were comprised of:
Shares of beneficial interest, at par	$1,003
Paid-in capital in excess of par	10,031,231

10,032,234
Distributions in excess of net investment income	(35,362)
Accumulated net realized gain on investment transactions	612,920
Net unrealized depreciation on investments	(24,363)

Net assets, January 31, 2017	$10,585,429

Class Q
Net asset value, offering price and redemption price per share, ($10,585,429 ÷ 1,003,034 shares of beneficial interest issued and outstanding)	$10.55

See Notes to Consolidated Financial Statements.

8

Consolidated Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$9,198

Expenses
Management fee	16,164
Organizational and prepaid offering expenses	22,000
Custodian and accounting fees	19,000
Audit fee	8,000
Legal fees and expenses	5,000
Trustees’ fees	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $80)	300
Miscellaneous	3,400

Total expenses	77,864
Less: Management fee waiver and/or expense reimbursement	(33,304)

Net expenses	44,560

Net investment income (loss)	(35,362)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on futures transactions	612,920
Net change in unrealized appreciation (depreciation) on:
Investments	(14)
Futures	(24,349)

(24,363)

Net gain (loss) on investment transactions	588,557

Net Increase (Decrease) In Net Assets Resulting From Operations	$553,195

*	Commencement of operations was November 15, 2016.

See Notes to Consolidated Financial Statements.

Prudential Commodity Strategies Fund	9

Consolidated Statement of Changes in Net Assets (unaudited)

November 15, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(35,362)
Net realized gain (loss) on investment transactions	612,920
Net change in unrealized appreciation (depreciation) on investments	(24,363)

Net increase (decrease) in net assets resulting from operations	553,195

Fund share transactions (Note 6)
Net proceeds from shares sold	10,036,909
Cost of shares reacquired	(4,675)

Net increase (decrease) in net assets from Fund share transactions	10,032,234

Total increase (decrease)	10,585,429

Net Assets:
Beginning of period	—

End of period	$10,585,429

*	Commencement of operations.

See Notes to Consolidated Financial Statements.

10

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP 2”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

PIP 2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These consolidated financial statements relate to the Prudential Commodity Strategies Fund (the “Fund”). The Fund commenced operations on November 15, 2016.

The Fund’s investment objective is to generate returns over time in excess of the Bloomberg Commodity Index.

The Fund wholly owns and controls the Prudential Commodity Strategies Subsidiary Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

Prudential Commodity Strategies Fund	11

Notes to Consolidated Financial Statements (unaudited) (continued)

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of January 31, 2017, the Subsidiary had net assets of $2,286,281, representing 21.6% of the Fund’s net assets.

Note 1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund and its subsidiary hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Portfolio of Investments.

12

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Commodity Strategies Fund	13

Notes to Consolidated Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund

14

may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Offering and Organization Costs: Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on

Prudential Commodity Strategies Fund	15

Notes to Consolidated Financial Statements (unaudited) (continued)

debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

PIP 2, on behalf of the Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with CoreCommodity Management, LLC (“Core”), the Subadviser. The subadvisory agreement provides that CoreCommodity will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

16

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund (including the Subsidiary). The management fee amount waived exceeded the management fee for the period ended January 31, 2017.

Effective December 1, 2016, PI has contractually agreed through November 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to 1.00% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of .60% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into a separate Subadvisory Agreement with Core relating to the Subsidiary.

PIP 2, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PGIM, Inc., PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a

Prudential Commodity Strategies Fund	17

Notes to Consolidated Financial Statements (unaudited) (continued)

common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. The Fund may also invest in other affiliated mutual funds. Earnings from the Core Fund and other mutual funds are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the period ended January 31, 2017.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2017 were as follows:

Tax Basis	$10,499,785

Appreciation	45
Depreciation	(59)

Net Unrealized Depreciation	$(14)

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

Note 6. Capital

The Fund offers Class Q shares. Shares of the Fund are not registered under the Securities Act of 1933 and are only available to certain institutional clients in accordance with the requirements for the Securities Act of 1933, as amended.

The Core Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, all shares of the Fund were owned by Prudential.

18

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,003,476	$10,036,909
Shares reacquired	(442)	(4,675)

Net increase (decrease) in shares outstanding	1,003,034	$10,032,234

*	Commencement of operations was November 15, 2016.

Note 7. Borrowings

PIP 2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended January 31, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds,

Prudential Commodity Strategies Fund	19

Notes to Consolidated Financial Statements (unaudited) (continued)

to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

20

Consolidated Financial Highlights (unaudited)

Class Q Shares
	November 15, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investments	.59
Total from investment operations	.55
Net asset value, end of period	$10.55
Total Return(c)	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,585
Average net assets (000)	$10,489
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.99%	(e)
Expense before waivers and/or expense reimbursement	3.47%	(e)
Net investment income (loss)	(1.58%)	(e)
Portfolio turnover rate	0%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

Prudential Commodity Strategies Fund	21

Approval of Advisory Agreements

Initial Approval of the Funds’ Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 2 considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreements with Quantitative Management Associates LLC (QMA), PGIM, Inc. (PGIM), Jennison Associates LLC (Jennison) and CoreCommodity Management, LLC (CoreCommodity, and together with QMA, PGIM and Jennison, the Subadvisers) with respect to each of the Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Commodity Strategies Fund (each, a PIP 2 Fund and collectively, the PIP 2 Funds) and the Prudential QMA US Core Equity Fund (the US Equity Fund, and together with the PIP 2 Funds, the Funds) prior to the Funds’ commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Funds.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadvisers; any relevant comparable performance and the Subadvisers’ qualifications and track records in serving other affiliated mutual funds; the fees proposed to be paid by the Funds to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Funds and their shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadvisers, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds.

The Trustees determined that the overall arrangements between the Funds and the Manager, which will serve as the Funds’ investment manager pursuant to management agreements, and between the Manager and the Subadvisers, which will serve as the Fund’s

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

subadvisers pursuant to the terms of a subadvisory agreements, were in the best interests of the Funds in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadvisers, as well as the provision of fund recordkeeping, compliance and other services to the Funds. With respect to the Manager’s oversight of the Subadvisers, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadvisers. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of the Funds. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Funds and the Subadvisers, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadvisers, the Board noted that it had received and considered information about the Subadvisers at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadvisers with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadvisers. The Board considered, among

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other things, the qualifications, background and experience of the Subadvisers’ portfolio managers who will be responsible for the day-to-day management of the Funds’ portfolios, as well as information on the Subadvisers’ organizational structures, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Subadvisers. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadvisers with respect to the other Prudential Retail Funds served by the Subadvisers and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadvisers under the subadvisory agreements for the Funds would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Funds had not yet commenced operations, no investment performance for the Funds existed for Board review. The Board did consider the Subadvisers’ track records in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management teams for the Funds. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreements.

Fee Rates

The Board considered the proposed management fees of 0.30% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.20% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.18% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.03% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.50% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.35% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.25% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.10% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

considered the proposed management fees of 0.75% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.75% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.27% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.12% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.23% of the Prudential TIPS Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.08% of the Prudential TIPS Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.60% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.45% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable funds. The Board noted that the contractual management fee for Prudential QMA US Core Equity Fund, Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund and Prudential Commodity Strategies Fund were in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses). The Board noted that the Prudential QMA International Developed Markets Index Fund’s contractual management fee was in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Core Equity Fund were in the first quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Broad Market Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund and Prudential TIPS Fund were in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA Mid-Cap Core Equity Fund and Prudential QMA International Developed

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Markets Index Fund were in the third quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential Jennison Small-Cap Core Equity Fund and Prudential Commodity Strategies Fund were in the fourth quartile of the Broadridge Peer Group.

The Board noted that, to ensure a competitive yield for the Funds, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Funds’ net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Funds would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Profitability

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Funds did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadvisers to realize economies of scale as the Funds’ assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Funds grew. Because the Funds had not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Funds to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadvisers and their affiliates as a result of their relationships with the Funds. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

concluded that any potential benefits to be derived by the Subadvisers were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Funds.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period and held through the six-month period ended January 31, 2017.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Core Conservative Bond Fund	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Conservative Bond Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual**	$1,000.00	$994.50	0.59%	$1.26
	Hypothetical	$1,000.00	$1,022.23	0.59%	$3.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by 365 days in the Fund’s fiscal year ending July 31, 2017. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 78 day period ended January 31, 2017 due to the Fund’s inception date of November 15, 2016.

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Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.4%
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%		12/10/49	125	$127,163
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502		12/25/24	100	96,214
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369	(a)	07/25/26	75	71,417
Fannie Mae-Aces, Series 2017-M1, Class A2	2.416	(a)	10/25/26	40	38,209
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3	3.393		12/15/49	125	126,680
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459		12/15/49	125	127,275
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337		12/15/49	125	126,316
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374		12/15/59	125	125,712

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $836,168)					838,986

CORPORATE BONDS 29.3%

Aerospace & Defense 0.2%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800		03/01/45	15	13,987
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750		06/01/43	25	27,046

				41,033

Agriculture 0.4%
Altria Group, Inc., Gtd. Notes	2.850		08/09/22	65	64,903
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.625		03/06/23	50	49,206

				114,109

Airlines 0.1%
Continental Airlines, Inc., Pass-Through Certificates	4.150		10/11/25	29	29,956

Auto Manufacturers 0.9%
Ford Motor Co., Sr. Unsec’d. Notes	6.375		02/01/29	60	68,721
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200		01/15/21	45	45,300
General Motors Financial Co., Inc., Gtd. Notes	3.700		05/09/23	105	104,249

				218,270

Banks 5.6%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300		01/11/23	260	260,467
Citigroup, Inc., Sr. Unsec’d. Notes	2.900		12/08/21	20	19,935
Citigroup, Inc., Sr. Unsec’d. Notes	3.700		01/12/26	125	124,405

See Notes to Financial Statements.

Prudential Core Conservative Bond Fund	3

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	240	$247,424
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000	03/30/22	115	119,293
JPMorgan Chase & Co., Sub. Notes	3.875	09/10/24	215	216,802
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	235	241,283
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	20	19,921
US Bancorp, Sr. Unsec’d. Notes, MTN	2.625	01/24/22	50	50,187
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	86,403

			1,386,120

Beverages 1.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300	02/01/23	125	127,068
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	30	32,103
PepsiCo, Inc., Sr. Unsec’d. Notes	2.750	03/05/22	75	75,841
PepsiCo, Inc., Sr. Unsec’d. Notes	3.600	03/01/24	10	10,469

				245,481

Biotechnology 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	3.625	05/22/24	150	152,418
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	20	21,517
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	20	20,814

				194,749

Chemicals 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	15	15,970
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	75	79,333
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	50	56,616

				151,919
Commercial Services
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	8,089

Computers 1.5%
Apple, Inc., Sr. Unsec’d. Notes	2.400	05/03/23	175	171,199
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420	06/15/21	40	41,630
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	10/05/18	50	50,644

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Computers (cont’d.)
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%	02/12/24	100	$103,487

				366,960

Diversified Financial Services 0.3%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	75	75,014

Electric 1.5%
Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	5	5,167
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500	02/01/45	35	36,377
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	35	37,689
Duke Energy Carolinas LLC, First Mortgage	4.250	12/15/41	5	5,147
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	70,077
Entergy Louisiana LLC, First Mortgage	4.050	09/01/23	35	36,992
Northern States Power Co., First Mortgage	3.400	08/15/42	15	13,837
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125	11/15/43	55	63,000
Public Service Electric & Gas Co., First Mortgage, MTN	2.250	09/15/26	25	23,200
San Diego Gas & Electric Co., First Mortgage	2.500	05/15/26	20	19,038
Southern California Edison Co., First Refinance Mortgage	4.650	10/01/43	40	44,085
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.000	05/15/37	20	24,735

				379,344

Food 0.2%
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	50	46,726

Forest Products & Paper 0.3%
International Paper Co., Sr. Unsec’d. Notes	3.650	06/15/24	80	81,247

Gas 0.1%
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	24,849

Healthcare-Products 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	40	39,824
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734	12/15/24	12	12,300
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	74,119
Stryker Corp., Sr. Unsec’d. Notes	3.375	05/15/24	25	25,169
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.000	04/15/23	25	24,703

				176,115

Healthcare-Services 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	70	69,758
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/22	90	89,898
Ascension Health, Unsec’d. Notes	4.847	11/15/53	30	32,952

See Notes to Financial Statements.

Prudential Core Conservative Bond Fund	5

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Children’s Hospital Corp. (The), Unsec’d. Notes	4.115%	01/01/47	15	$15,142
Cigna Corp., Sr. Unsec’d. Notes	4.000	02/15/22	35	36,580
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	19,514
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875	03/15/23	75	75,155

				338,999

Insurance 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	50	48,244
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	5	5,070
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	80	79,322
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	37,671
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500	03/30/20	65	71,070
MetLife, Inc., Sr. Unsec’d. Notes	7.717	02/15/19	60	66,865
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600	08/01/43	15	16,216

				324,458

Machinery 0.2%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	06/26/22	45	44,814

Media 1.9%
21st Century Fox America, Inc., Gtd. Notes	5.400	10/01/43	60	65,537
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484	10/23/45	50	56,838
Comcast Corp., Gtd. Notes	4.600	08/15/45	65	66,677
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500	06/15/22	50	50,895
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750	02/14/19	25	27,903
Time Warner, Inc., Gtd. Notes	4.000	01/15/22	140	145,483
Walt Disney Co. (The), Sr. Unsec’d. Notes	2.750	08/16/21	50	51,057

				464,390

Mining
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	09/30/43	10	11,171

Miscellaneous Manufacturing 1.0%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100	01/09/23	235	240,646

Oil & Gas 2.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550	03/15/26	15	16,874
BP Capital Markets Plc (United Kingdom), Gtd. Notes	3.245	05/06/22	60	61,297
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	200	200,144

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
ConocoPhillips Co., Gtd. Notes	4.950%	03/15/26	35	$38,446
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	21,194
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	20,376
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	22,339
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125	02/15/22	40	40,977
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500	03/13/27	15	15,427
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	4.250	01/15/25	40	36,800
Shell International Finance BV (Netherlands), Gtd. Notes	2.125	05/11/20	125	125,107

				598,981

Oil & Gas Services 0.1%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	15	15,475

Pharmaceuticals 1.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600	05/14/25	60	59,049
Actavis Funding SCS, Gtd. Notes	4.750	03/15/45	30	29,585
GlaxoSmithkline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	45,547
Johnson & Johnson, Sr. Unsec’d. Notes	2.450	03/01/26	25	23,887
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400	09/15/22	100	99,315
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	40	42,893
Pfizer, Inc., Sr. Unsec’d. Notes	3.000	12/15/26	35	34,390
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	65	62,098
Wyeth LLC, Gtd. Notes	6.450	02/01/24	35	42,607

				439,371

Pipelines 0.7%
Enterprise Products Operating LLC, Gtd. Notes	3.750	02/15/25	80	81,091
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950	02/15/18	50	52,078
ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	35,229

				168,398

Real Estate Investment Trusts (REITs) 0.3%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	20,645
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	20	18,898
Simon Property Group LP, Sr. Unsec’d. Notes	3.250	11/30/26	35	34,301

				73,844

Retail 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	15	16,497
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	75	78,981

See Notes to Financial Statements.

Prudential Core Conservative Bond Fund	7

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retail (cont’d.)
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.625%	01/15/22	45	$44,839
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300	04/22/44	20	20,637

				160,954

Software 1.4%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	35	35,804
Microsoft Corp., Sr. Unsec’d. Notes	2.375	02/12/22	180	179,804
Microsoft Corp., Sr. Unsec’d. Notes	4.100	02/06/37	10	10,121
Oracle Corp., Sr. Unsec’d. Notes	2.650	07/15/26	130	122,188

				347,917

Telecommunications 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.600	02/17/23	130	130,621
AT&T, Inc., Sr. Unsec’d. Notes	4.750	05/15/46	75	68,506
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	61,547
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522	09/15/48	140	127,204

				387,878

Transportation 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	78,687
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900	06/15/19	45	49,024

				127,711
TOTAL CORPORATE BONDS (cost $7,343,164)				7,284,988

FOREIGN GOVERNMENT BONDS 0.5%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	76	69,730
Province of Quebec (Canada), Deb. Notes	7.125	02/09/24	40	49,919

TOTAL FOREIGN GOVERNMENT BONDS (cost $120,114)				119,649

MUNICIPAL BONDS 1.5%

Alabama
Alabama Economic Settlement Authority, Revenue Bonds	4.263	09/15/32	5	5,128

Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	23,010

California 0.5%
Los Angeles Department of Water & Power, Revenue Bonds, BABs	5.716	07/01/39	20	24,532

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

California (cont’d.)
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	65	$95,717

				120,249

Maryland 0.2%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	50,121

Missouri 0.1%
University of Missouri, Revenue Bonds, BABs	5.792	11/01/41	20	26,046

New Jersey 0.3%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414	01/01/40	50	72,519

New York 0.2%
New York City Water & Sewer System, Revenue Bonds, BABs	5.882	06/15/44	20	25,983
Port Authority of New York & New Jersey, Revenue Bonds	4.960	08/01/46	20	22,495

				48,478

Ohio
Ohio State University (The), Revenue Bonds	4.048	12/01/56	12	11,837

Texas 0.1%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.718	02/01/41	20	25,207

TOTAL MUNICIPAL BONDS (cost $383,198)				382,595

U.S. GOVERNMENT AGENCY OBLIGATIONS 27.4%
Federal Home Loan Mortgage Corp.	1.500	01/17/20	45	44,934
Federal Home Loan Mortgage Corp.	3.000	01/01/47	150	148,106
Federal Home Loan Mortgage Corp.	3.500	06/01/42	88	90,203
Federal Home Loan Mortgage Corp.	3.500	TBA	500	510,674
Federal National Mortgage Assoc.	1.875	09/24/26	155	143,007
Federal National Mortgage Assoc.	2.125	04/24/26	40	37,961
Federal National Mortgage Assoc.	2.500	TBA	500	500,000
Federal National Mortgage Assoc.	3.000	02/01/43	500	497,563
Federal National Mortgage Assoc.	3.000	TBA	500	512,969
Federal National Mortgage Assoc.	3.500	03/01/42	249	255,754
Federal National Mortgage Assoc.	3.500	03/01/45	481	491,538
Federal National Mortgage Assoc.	3.500	TBA	250	255,469
Federal National Mortgage Assoc.	3.500	TBA	250	254,951

See Notes to Financial Statements.

Prudential Core Conservative Bond Fund	9

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000	01/01/41	466	$489,411
Federal National Mortgage Assoc.	4.000	TBA	500	523,535
Federal National Mortgage Assoc.	4.500	TBA	500	537,559
Federal National Mortgage Assoc.	5.000%	06/01/40	76	83,460
Government National Mortgage Assoc.	3.000	TBA	500	503,281
Government National Mortgage Assoc.	3.500	04/20/45	127	131,353
Government National Mortgage Assoc.	3.500	TBA	500	518,125
Government National Mortgage Assoc.	4.000	TBA	250	264,316
Government National Mortgage Assoc.	5.500	12/15/33	35	39,064

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,846,508)				6,833,233

U.S. TREASURY OBLIGATIONS 37.0%
U.S. Treasury Bonds	2.250	08/15/46	25	21,027
U.S. Treasury Bonds	2.750	11/15/42	75	71,021
U.S. Treasury Bonds	2.875	05/15/43	515	498,766
U.S. Treasury Bonds	3.000	05/15/45	405	400,333
U.S. Treasury Bonds	4.250	11/15/40	215	261,208
U.S. Treasury Bonds	4.625	02/15/40	175	223,713
U.S. Treasury Bonds	4.750	02/15/41	35	45,642
U.S. Treasury Bonds	5.500	08/15/28	10	12,943
U.S. Treasury Bonds	6.000	02/15/26	60	77,463
U.S. Treasury Bonds	6.500	11/15/26	20	27,042
U.S. Treasury Bonds	8.000	11/15/21	70	89,491
U.S. Treasury Notes	0.750	07/31/18	250	248,935
U.S. Treasury Notes	0.750	10/31/18	115	114,209
U.S. Treasury Notes	1.000	05/31/18	325	325,013
U.S. Treasury Notes	1.000	08/15/18	960	959,250
U.S. Treasury Notes	1.000	09/15/18	760	758,813
U.S. Treasury Notes	1.000	11/15/19	470	464,566
U.S. Treasury Notes	1.250	11/30/18	370	370,520
U.S. Treasury Notes	1.250	12/31/18	105	105,111
U.S. Treasury Notes	1.375	01/15/20	445	443,905
U.S. Treasury Notes	1.375	04/30/21	390	383,084
U.S. Treasury Notes	1.500	10/31/19	870	871,767
U.S. Treasury Notes	1.625	04/30/19	390	392,742
U.S. Treasury Notes	1.625	04/30/23	240	232,369
U.S. Treasury Notes	1.875	01/31/22	55	54,912
U.S. Treasury Notes	2.000	11/30/20	160	161,725
U.S. Treasury Notes	2.000	11/30/22	150	149,145
U.S. Treasury Notes	2.125	06/30/21	170	172,032
U.S. Treasury Notes	2.125	09/30/21	550	555,694
U.S. Treasury Notes	2.125	06/30/22	15	15,081
U.S. Treasury Notes	2.125	12/31/22	160	160,075
U.S. Treasury Notes	2.250	01/31/24	45	45,009

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.625%	11/15/20	490	$506,671

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,261,352)				9,219,277

TOTAL LONG-TERM INVESTMENTS (cost $24,790,504)				24,678,728

SHORT-TERM INVESTMENT 19.5%

			Shares

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $4,848,848)(Note 3)(b)			4,848,848	4,848,848

TOTAL INVESTMENTS 118.6% (cost $29,639,352)(Note 5)				29,527,576
Liabilities in excess of other assets (18.6)%				(4,630,712)

NET ASSETS 100.0%				$24,896,864

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACES—Alternative Credit Enhancements Securities

BABs—Build America Bonds

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

REITs—Real Estate Investment Trusts

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

Prudential Core Conservative Bond Fund	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$838,986	$—
Corporate Bonds	—	7,284,988	—
Foreign Government Bonds	—	119,649	—
Municipal Bonds	—	382,595	—
U.S. Government Agency Obligations	—	6,833,233	—
U.S. Treasury Obligations	—	9,219,277	—
Affiliated Mutual Fund	4,848,848	—	—

Total	$4,848,848	$24,678,728	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

U.S. Treasury Obligations	37.0%
U.S. Government Agency Obligations	27.4
Affiliated Mutual Fund	19.5
Banks	5.6
Commercial Mortgage-Backed Securities	3.4
Oil & Gas	2.4
Media	1.9
Pharmaceuticals	1.8
Telecommunications	1.5
Municipal Bonds	1.5
Electric	1.5
Computers	1.5
Software	1.4
Healthcare-Services	1.4
Insurance	1.3
Beverages	1.0
Miscellaneous Manufacturing	1.0
Auto Manufacturers	0.9
Biotechnology	0.8
Healthcare-Products	0.7
Pipelines	0.7%
Retail	0.6
Chemicals	0.6
Transportation	0.5
Foreign Government Bonds	0.5
Agriculture	0.4
Forest Products & Paper	0.3
Diversified Financial Services	0.3
Real Estate Investment Trusts (REITs)	0.3
Food	0.2
Machinery	0.2
Aerospace & Defense	0.2
Airlines	0.1
Gas	0.1
Oil & Gas Services	0.1

118.6
Liabilities in excess of other assets	(18.6)

100.0%

See Notes to Financial Statements.

12

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $24,790,504)	$24,678,728
Affiliated investments (cost $4,848,848)	4,848,848
Receivable for investments sold	4,425,473
Interest receivable	137,948
Receivable from advisor	5,059
Receivable for Fund shares sold	413
Prepaid expenses and other assets	905

Total assets	34,097,374

Liabilities
Payable for investments purchased	9,171,230
Accrued expenses	29,231
Affiliated transfer agent fee payable	49

Total liabilities	9,200,510

Net Assets	$24,896,864

Net assets were comprised of:
Shares of beneficial interest, at par	$2,514
Paid-in capital in excess of par	25,131,886

25,134,400
Distributions in excess of net investment income	(13,400)
Accumulated net realized loss on investment transactions	(112,360)
Net unrealized depreciation on investments	(111,776)

Net assets, January 31, 2017	$24,896,864

Class Q
Net asset value, offering price and redemption price per share, ($24,896,864 ÷ 2,513,580 shares of beneficial interest issued and outstanding)	$9.90

See Notes to Financial Statements.

Prudential Core Conservative Bond Fund	13

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$94,560
Affiliated dividend income	10,469

Total income	105,029

Expenses
Management fee	14,130
Custodian and accounting fees	15,000
Audit fee	12,000
Legal fees and expenses	5,000
Trustees’ fees	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $100)	300
Miscellaneous	2,381

Total expenses	52,811
Less: Management fee waiver and/or expense reimbursement	(21,472)

Net expenses	31,339

Net investment income (loss)	73,690

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(112,360)
Net change in unrealized appreciation (depreciation) on investments	(111,776)

Net gain (loss) on investment transactions	(224,136)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(150,446)

*	Commencement of operations was November 15, 2016.

See Notes to Financial Statements.

14

Statement of Changes in Net Assets (unaudited)

November 15, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,690
Net realized gain (loss) on investment transactions	(112,360)
Net change in unrealized appreciation (depreciation) on investments	(111,776)

Net increase (decrease) in net assets resulting from operations	(150,446)

Dividends from net investment income (Note 1)
Class Q	(87,090)

Fund share transactions (Note 6)
Net proceeds from shares sold	25,049,119
Net asset value of shares issued in reinvestment of dividends and distributions	87,087
Cost of shares reacquired	(1,806)

Net increase (decrease) in net assets from Fund share transactions	25,134,400

Total increase (decrease)	24,896,864

Net Assets:
Beginning of period	—

End of period	$24,896,864

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Core Conservative Bond Fund	15

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP 2”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

PIP 2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential Core Conservative Bond Fund (the “Fund”). The Fund commenced operations on November 15, 2016.

The Fund’s investment objective is to outperform the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) over full market cycles.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

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Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Core Conservative Bond Fund	17

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the

18

possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to declare all of its net investment income as dividends daily and pay monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP 2, on behalf of the Fund, has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM Fixed Income (“PFI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of

Prudential Core Conservative Bond Fund	19

Notes to Financial Statements (unaudited) (continued)

officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .27% of the average daily net assets of the Fund. The management fee amount waived exceeded the management fee for the period ended January 31, 2017.

Effective December 1, 2016, PI has contractually agreed through November 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to .50% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP 2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PGIM, Inc., PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

20

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a Series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities), for the period ended January 31, 2017, were $43,172,604 and $24,240,730, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2017 were as follows:

Tax Basis	$29,639,352

Appreciation	30,073
Depreciation	(141,849)

Net Unrealized Depreciation	$(111,776)

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital

The Fund offers Class Q shares. Shares of the Fund are not registered under the Securities Act of 1933 and are only available to certain institutional clients in accordance with the requirements of the Securities Act of 1933, as amended.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, Prudential owned 2,508,775 Class Q shares of the Fund. At reporting period end, one shareholder of record held 99.8% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period ended January 31, 2017*:
Shares sold	2,504,975	$25,049,119
Shares issued in reinvestment of dividends and distributions	8,787	87,087
Shares reacquired	(182)	(1,806)

Net increase (decrease) in shares outstanding	2,513,580	$25,134,400

*	Commencement of operations was November 15, 2016.

Prudential Core Conservative Bond Fund	21

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

PIP 2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended January 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

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Financial Highlights (unaudited)

Class Q Shares
	November 15, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investments	(.10)
Total from investment operations	(.07)
Less Dividends and Distributions:
Dividends from net investment income	(.03)
Net asset value, end of period	$9.90
Total Return(c):	(.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,897
Average net assets (000)	$24,808
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.59%	(e)
Expense before waivers and/or expense reimbursement	1.00%	(e)
Net investment income (loss)	1.39%	(e)
Portfolio turnover rate	164%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Core Conservative Bond Fund	23

Approval of Advisory Agreements

Initial Approval of the Funds’ Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 2 considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreements with Quantitative Management Associates LLC (QMA), PGIM, Inc. (PGIM), Jennison Associates LLC (Jennison) and CoreCommodity Management, LLC (CoreCommodity, and together with QMA, PGIM and Jennison, the Subadvisers) with respect to each of the Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Commodity Strategies Fund (each, a PIP 2 Fund and collectively, the PIP 2 Funds) and the Prudential QMA US Core Equity Fund (the US Equity Fund, and together with the PIP 2 Funds, the Funds) prior to the Funds’ commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Funds.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadvisers; any relevant comparable performance and the Subadvisers’ qualifications and track records in serving other affiliated mutual funds; the fees proposed to be paid by the Funds to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Funds and their shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadvisers, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds.

The Trustees determined that the overall arrangements between the Funds and the Manager, which will serve as the Funds’ investment manager pursuant to management agreements, and between the Manager and the Subadvisers, which will serve as the Fund’s

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

subadvisers pursuant to the terms of a subadvisory agreements, were in the best interests of the Funds in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadvisers, as well as the provision of fund recordkeeping, compliance and other services to the Funds. With respect to the Manager’s oversight of the Subadvisers, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadvisers. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of the Funds. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Funds and the Subadvisers, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadvisers, the Board noted that it had received and considered information about the Subadvisers at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadvisers with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadvisers. The Board considered, among

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other things, the qualifications, background and experience of the Subadvisers’ portfolio managers who will be responsible for the day-to-day management of the Funds’ portfolios, as well as information on the Subadvisers’ organizational structures, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Subadvisers. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadvisers with respect to the other Prudential Retail Funds served by the Subadvisers and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadvisers under the subadvisory agreements for the Funds would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Funds had not yet commenced operations, no investment performance for the Funds existed for Board review. The Board did consider the Subadvisers’ track records in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management teams for the Funds. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreements.

Fee Rates

The Board considered the proposed management fees of 0.30% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.20% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.18% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.03% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.50% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.35% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.25% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.10% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

considered the proposed management fees of 0.75% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.75% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.27% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.12% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.23% of the Prudential TIPS Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.08% of the Prudential TIPS Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.60% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.45% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable funds. The Board noted that the contractual management fee for Prudential QMA US Core Equity Fund, Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund and Prudential Commodity Strategies Fund were in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses). The Board noted that the Prudential QMA International Developed Markets Index Fund’s contractual management fee was in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Core Equity Fund were in the first quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Broad Market Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund and Prudential TIPS Fund were in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA Mid-Cap Core Equity Fund and Prudential QMA International Developed

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Markets Index Fund were in the third quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential Jennison Small-Cap Core Equity Fund and Prudential Commodity Strategies Fund were in the fourth quartile of the Broadridge Peer Group.

The Board noted that, to ensure a competitive yield for the Funds, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Funds’ net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Funds would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Profitability

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Funds did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadvisers to realize economies of scale as the Funds’ assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Funds grew. Because the Funds had not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Funds to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadvisers and their affiliates as a result of their relationships with the Funds. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

concluded that any potential benefits to be derived by the Subadvisers were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Funds.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period and held through the six-month period ended January 31, 2017.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Jennison Small-Cap Core Equity Fund	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small-Cap Core Equity Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual**	$1,000.00	$1,053.70	1.20%	$2.63
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by 365 days in the Fund’s fiscal year ended July 31, 2017. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 78 day period ended January 31, 2017 due to the Fund’s inception date of November 15, 2016.

2	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS

Aerospace & Defense 0.8%
Curtiss-Wright Corp.	835	$81,880

Airlines 0.9%
Spirit Airlines, Inc.*	1,676	90,571

Auto Components 0.6%
Dorman Products, Inc.*	847	58,460

Banks 13.3%
Bank of the Ozarks, Inc.	3,179	174,432
BankUnited, Inc.	2,387	91,183
Cascade Bancorp*	3,108	24,771
Columbia Banking System, Inc.	2,896	115,145
Eagle Bancorp, Inc.*	2,084	127,645
East West Bancorp, Inc.	4,223	217,231
FB Financial Corp.*	287	7,307
Pinnacle Financial Partners, Inc.	2,766	184,907
Renasant Corp.	2,106	83,819
Signature Bank*	929	146,336
Wintrust Financial Corp.	2,419	173,200
Yadkin Financial Corp.	1,940	62,080

		1,408,056

Biotechnology 1.5%
Amicus Therapeutics, Inc.*(a)	7,411	40,760
Otonomy, Inc.*	3,731	54,659
Radius Health, Inc.*(a)	1,440	62,669

		158,088

Building Products 0.6%
JELD-WEN Holding, Inc.*	521	14,103
PGT Innovations, Inc.*	4,613	53,050

		67,153

Capital Markets 0.6%
Moelis & Co. (Class A Stock)	1,847	62,983

Chemicals 2.0%
Ferro Corp.*	7,705	108,949
PolyOne Corp.	2,898	98,851

		207,800

See Notes to Financial Statements.

Prudential Jennison Small-Cap Core Equity Fund	3

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 3.0%
Advanced Disposal Services, Inc.*	3,316	$73,648
Mobile Mini, Inc.	3,481	113,307
West Corp.	5,344	129,699

		316,654

Construction & Engineering 0.2%
Great Lakes Dredge & Dock Corp.*	4,841	25,173

Construction Materials 1.7%
Summit Materials, Inc. (Class A Stock)*	7,061	177,231

Containers & Packaging 0.4%
Multi Packaging Solutions International Ltd.*	2,360	42,055

Distributors 0.4%
Core-Mark Holding Co., Inc.	846	29,551
Fenix Parts, Inc.*	5,964	13,538

		43,089

Diversified Telecommunication Services 1.3%
Cogent Communications Holdings, Inc.	3,264	136,435

Electric Utilities 2.2%
El Paso Electric Co.	1,989	91,295
Portland General Electric Co.	3,343	145,788

		237,083

Electronic Equipment, Instruments & Components 1.6%
Anixter International, Inc.*	1,094	93,537
Littelfuse, Inc.	478	75,385

		168,922

Equity Real Estate Investment Trusts (REITs) 7.1%
Chatham Lodging Trust	4,147	83,520
Colony NorthStar, Inc. (Class A Stock)	8,728	121,494
Cousins Properties, Inc.	5,177	44,004
Gaming & Leisure Properties, Inc.	2,157	68,226
Hersha Hospitality Trust	5,910	118,141
National Storage Affiliates Trust	3,203	71,267
Pebblebrook Hotel Trust	2,601	77,796
QTS Realty Trust, Inc. (Class A Stock)	1,864	93,927
Retail Opportunity Investments Corp.	3,533	74,900

		753,275

See Notes to Financial Statements.

4

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing 1.8%
Performance Food Group Co.*	6,202	$137,374
Sprouts Farmers Market, Inc.*	3,021	56,402

		193,776

Food Products 2.8%
Adecoagro SA (Argentina)*	10,610	122,758
Darling Ingredients, Inc.*	4,797	57,564
Hain Celestial Group, Inc. (The)*	1,657	65,551
SunOpta, Inc. (Canada)*	7,837	54,859

		300,732

Health Care Equipment & Supplies 4.2%
GenMark Diagnostics, Inc.*	6,364	77,195
Nevro Corp.*	1,100	95,722
Novadaq Technologies, Inc. (Canada)*	4,904	33,151
NuVasive, Inc.*	780	55,201
NxStage Medical, Inc.*	4,526	121,749
Zeltiq Aesthetics, Inc.*	1,246	55,248

		438,266

Health Care Providers & Services 3.2%
Acadia Healthcare Co., Inc.*	1,952	74,898
Air Methods Corp.*	2,378	84,895
Envision Healthcare Corp.*	627	42,636
Molina Healthcare, Inc.*	968	54,905
Premier, Inc. (Class A Stock)*	1,356	43,202
Surgery Partners, Inc.*	1,316	24,346
Tivity Health, Inc.*	466	11,953

		336,835

Hotels, Restaurants & Leisure 7.4%
ClubCorp Holdings, Inc.	6,599	108,884
Pinnacle Entertainment, Inc.*	6,405	98,637
Planet Fitness, Inc. (Class A Stock)	4,087	85,990
Texas Roadhouse, Inc.	1,203	56,108
Vail Resorts, Inc.	1,609	276,008
Wingstop, Inc.	3,044	86,663
Zoe’s Kitchen, Inc.*	3,364	73,436

		785,726

See Notes to Financial Statements.

Prudential Jennison Small-Cap Core Equity Fund	5

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 2.5%
Validus Holdings Ltd.	2,400	$136,800
White Mountains Insurance Group Ltd.	137	124,637

		261,437

Internet & Direct Marketing Retail 0.9%
Wayfair, Inc. (Class A Stock)*(a)	2,223	92,388

Internet Software & Services 2.6%
Criteo SA (France), ADR*	1,802	81,216
MINDBODY, Inc. (Class A Stock)*(a)	2,382	58,002
Q2 Holdings, Inc.*	3,394	107,759
Shutterstock, Inc.*	437	23,511

		270,488

IT Services 1.8%
Global Payments, Inc.	1,298	100,309
InterXion Holding NV (Netherlands)*	2,415	92,809

		193,118

Life Sciences Tools & Services 1.9%
INC Research Holdings, Inc. (Class A Stock)*	1,943	102,979
NanoString Technologies, Inc.*	1,979	35,701
VWR Corp.*	2,331	60,396

		199,076

Machinery 3.8%
Actuant Corp. (Class A Stock)	819	21,417
Mueller Water Products, Inc. (Class A Stock)	7,078	95,270
NN, Inc.*	4,704	91,022
REV Group, Inc.*	1,104	27,865
Rexnord Corp.*	6,822	150,698
Terex Corp.	302	9,604

		395,876

Media 1.3%
Cinemark Holdings, Inc.	3,226	137,105
IMAX Corp.*	156	5,086

		142,191

Mortgage Real Estate Investment Trusts (REITs) 1.5%
MFA Financial, Inc.	19,818	156,364

See Notes to Financial Statements.

6

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc. (Class A Stock)*	285	$20,517
PDC Energy, Inc.*	664	49,096
SemGroup Corp. (Class A Stock)	2,966	117,750
Tallgrass Energy GP LP	2,597	70,041
WPX Energy, Inc.*	5,947	82,842

		340,246

Pharmaceuticals 2.0%
Dermira, Inc.*	2,859	84,169
Intersect ENT, Inc.*	4,315	58,252
Prestige Brands Holdings, Inc.*	1,276	67,322

		209,743

Professional Services 1.3%
Korn/Ferry International	3,314	96,272
TrueBlue, Inc.*	1,744	43,164

		139,436

Real Estate Management & Development 0.3%
Marcus & Millichap, Inc.*	1,109	28,579

Semiconductors & Semiconductor Equipment 4.4%
Cavium, Inc.*	2,340	154,932
MACOM Technology Solutions Holdings, Inc.*	3,529	167,804
MaxLinear, Inc. (Class A Stock)*	3,280	83,902
Monolithic Power Systems, Inc.	618	53,914

		460,552

Software 7.4%
Callidus Software, Inc.*	4,042	74,575
CommVault Systems, Inc.*	1,191	58,478
CyberArk Software Ltd. (Israel)*	1,418	75,239
Fortinet, Inc.*	2,341	77,862
HubSpot, Inc.*	1,325	67,972
Paycom Software, Inc.*(a)	3,561	164,661
Proofpoint, Inc.*	1,322	105,972
Varonis Systems, Inc.*	3,008	89,939
Zendesk, Inc.*	2,587	61,907

		776,605

See Notes to Financial Statements.

Prudential Jennison Small-Cap Core Equity Fund	7

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 1.7%
Five Below, Inc.*	2,453	$97,752
Party City Holdco, Inc.*	5,898	85,226

		182,978

Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc.*	728	31,865
Univar, Inc.*	5,881	175,371

		207,236

TOTAL LONG-TERM INVESTMENTS (cost $9,639,731)		10,146,556

SHORT-TERM INVESTMENTS 7.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund(b)	420,649	420,649
Prudential Investment Portfolios 2—Prudential Institutional Money Market Fund (cost $410,495; includes $410,220 of cash collateral for securities on loan)(b)(c)	410,412	410,495

TOTAL SHORT-TERM INVESTMENTS (cost $831,144)(Note 3)		831,144

TOTAL INVESTMENTS 104.1% (cost $10,470,875)(Note 5)		10,977,700
Liabilities in excess of other assets (4.1)%		(430,605)

NET ASSETS 100.0%		$10,547,095

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $402,125; cash collateral of $410,220 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund and the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

8

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$81,880	$—	$—
Airlines	90,571	—	—
Auto Components	58,460	—	—
Banks	1,408,056	—	—
Biotechnology	158,088	—	—
Building Products	67,153	—	—
Capital Markets	62,983	—	—
Chemicals	207,800	—	—
Commercial Services & Supplies	316,654	—	—
Construction & Engineering	25,173	—	—
Construction Materials	177,231	—	—
Containers & Packaging	42,055	—	—
Distributors	43,089	—	—
Diversified Telecommunication Services	136,435	—	—
Electric Utilities	237,083	—	—
Electronic Equipment, Instruments & Components	168,922	—	—
Equity Real Estate Investment Trusts (REITs)	753,275	—	—
Food & Staples Retailing	193,776	—	—
Food Products	300,732	—	—
Health Care Equipment & Supplies	438,266	—	—
Health Care Providers & Services	336,835	—	—
Hotels, Restaurants & Leisure	785,726	—	—
Insurance	261,437	—	—
Internet & Direct Marketing Retail	92,388	—	—
Internet Software & Services	270,488	—	—
IT Services	193,118	—	—

See Notes to Financial Statements.

Prudential Jennison Small-Cap Core Equity Fund	9

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Life Sciences Tools & Services	$199,076	$—	$—
Machinery	395,876	—	—
Media	142,191	—	—
Mortgage Real Estate Investment Trusts (REITs)	156,364	—	—
Oil, Gas & Consumable Fuels	340,246	—	—
Pharmaceuticals	209,743	—	—
Professional Services	139,436	—	—
Real Estate Management & Development	28,579	—	—
Semiconductors & Semiconductor Equipment	460,552	—	—
Software	776,605	—	—
Specialty Retail	182,978	—	—
Trading Companies & Distributors	207,236	—	—
Affiliated Mutual Funds	831,144	—	—

Total	$10,977,700	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Banks	13.3%
Affiliated Mutual Funds (including 3.9% of collateral for securities on loan)	7.9
Hotels, Restaurants & Leisure	7.4
Software	7.4
Equity Real Estate Investment Trusts (REITs)	7.1
Semiconductors & Semiconductor Equipment	4.4
Health Care Equipment & Supplies	4.2
Machinery	3.8
Oil, Gas & Consumable Fuels	3.2
Health Care Providers & Services	3.2
Commercial Services & Supplies	3.0
Food Products	2.8
Internet Software & Services	2.6
Insurance	2.5
Electric Utilities	2.2
Pharmaceuticals	2.0
Chemicals	2.0
Trading Companies & Distributors	2.0
Life Sciences Tools & Services	1.9
Food & Staples Retailing	1.8
IT Services	1.8
Specialty Retail	1.7
Construction Materials	1.7%
Electronic Equipment, Instruments & Components	1.6
Biotechnology	1.5
Mortgage Real Estate Investment Trusts (REITs)	1.5
Media	1.3
Professional Services	1.3
Diversified Telecommunication Services	1.3
Internet & Direct Marketing Retail	0.9
Airlines	0.9
Aerospace & Defense	0.8
Building Products	0.6
Capital Markets	0.6
Auto Components	0.6
Distributors	0.4
Containers & Packaging	0.4
Real Estate Management & Development	0.3
Construction & Engineering	0.2

104.1
Liabilities in excess of other assets	(4.1)

100.0%

See Notes to Financial Statements.

10

Offsetting of financial transactions assets and liabilities:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$402,125	$(402,125)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Small-Cap Core Equity Fund	11

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value, including securities on loan of $402,125:
Unaffiliated investments (cost $9,639,731)	$10,146,556
Affiliated investments (cost $831,144)	831,144
Receivable for investments sold	65,445
Dividends and interest receivable	1,594
Prepaid expenses	905

Total assets	11,045,644

Liabilities
Payable to broker for collateral for securities on loan	410,220
Payable for investments purchased	68,759
Accrued expenses	19,431
Payable for Fund shares reacquired	87
Affiliated transfer agent fee payable	52

Total liabilities	498,549

Net Assets	$10,547,095

Net assets were comprised of:
Shares of beneficial interest, at par	$1,003
Paid-in capital in excess of par	10,030,200

10,031,203
Distributions in excess of net investment income	(4,077)
Accumulated net realized gain on investment transactions	13,144
Net unrealized appreciation on investments	506,825

Net assets, January 31, 2017	$10,547,095

Class Q
Net asset value, offering price and redemption price per share, ($10,547,095 ÷ 1,003,033 shares of beneficial interest issued and outstanding)	$10.52

See Notes to Financial Statements.

12

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$37,357
Affiliated dividend income	1,313
Income from securities lending	561
Interest income	9

Total income	39,240

Expenses
Management fee	16,292
Custodian and accounting fees	15,000
Audit fee	7,000
Legal fees and expenses	5,000
Trustees’ fees	2,000
Shareholders’ reports	2,000
Miscellaneous	2,786

Total expenses	50,078
Less: Management fee waiver and/or expense reimbursement	(23,708)

Net expenses	26,370

Net investment income (loss)	12,870

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	13,144
Net change in unrealized appreciation (depreciation) on investments	506,825

Net gain (loss) on investment transactions	519,969

Net Increase (Decrease) In Net Assets Resulting From Operations	$532,839

*	Commencement of operations was November 15, 2016.

See Notes to Financial Statements.

Prudential Jennison Small-Cap Core Equity Fund	13

Statement of Changes in Net Assets (unaudited)

November 15, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,870
Net realized gain (loss) on investment transactions	13,144
Net change in unrealized appreciation (depreciation) on investments	506,825

Net increase (decrease) in net assets resulting from operations	532,839

Dividends from net investment income (Note 1)
Class Q	(16,947)

(16,947)

Fund share transactions (Note 6)
Net proceeds from shares sold	10,016,311
Net asset value of shares issued in reinvestment of dividends and distributions	16,947
Cost of shares reacquired	(2,055)

Net increase (decrease) in net assets from Fund share transactions	10,031,203

Total increase (decrease)	10,547,095

Net Assets:
Beginning of period	—

End of period	$10,547,095

*	Commencement of operations was November 15, 2016.

See Notes to Financial Statements.

14

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

PIP2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential Jennison Small-Cap Equity Fund (the “Fund”). The Fund commenced operations on November 15, 2016.

The Fund’s investment objective is to outperform the Russell 2000 Index.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Prudential Jennison Small-Cap Core Equity Fund	15

Notes to Financial Statements (continued)

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it

16

operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the

Prudential Jennison Small-Cap Core Equity Fund	17

Notes to Financial Statements (continued)

borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested that may occur during the term of the loan.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than administration and distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income

18

and gains (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Fund. PI pays for the services of the Subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets. The management fee amount waived exceeded the management for the period ended January 31, 2017.

Effective December 1, 2016, PI has contractually agreed through November 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to .95% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP 2, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Jennison Small-Cap Core Equity Fund	19

Notes to Financial Statements (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the period ended January 31, 2017, were $10,481,435 and $852,209, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Tax Basis	$10,470,875

Appreciation	681,609
Depreciation	(174,784)

Net Unrealized Appreciation	$506,825

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

20

Note 6. Capital

The Fund offers Class Q shares. Shares of the Fund are not registered under the Securities Act of 1933 and are only available to certain institutional clients in accordance with the requirements of the Securities Act of 1933, as amended.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, Prudential owned 1,001,654 Class Q shares of the Fund. At reporting period end, one shareholder of record held 100% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period ended January 31, 2017*:
Shares sold	1,001,577	$10,016,311
Shares issued in reinvestment of dividends and distributions	1,657	16,947
Shares reacquired	(201)	(2,055)

Net increase (decrease) in shares outstanding	1,003,033	$10,031,203

*	Commencement of operations was November 15, 2016.

Note 7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowings was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended January 31, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are

Prudential Jennison Small-Cap Core Equity Fund	21

Notes to Financial Statements (continued)

intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

22

Financial Highlights (unaudited)

Class Q Shares
	November 15, 2016(c) through January 31, 2017(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income	.01
Net realized and unrealized gain (loss) on investments	.53
Total from investment operations	.54
Less Dividends:
Dividends from net investment income	(.02)
Net asset value, end of period	$10.52
Total Return(a)	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,547
Average net assets (000)	$10,294
Ratios to average net assets:(d)
Expense after waivers and/or expense reimbursement	1.20%	(e)
Expense before waivers and/or expense reimbursement	2.28%	(e)
Net investment income (loss)	.59%	(e)
Portfolio turnover rate	9%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Commencement of operations.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small-Cap Core Equity Fund	23

Approval of Advisory Agreements

Initial Approval of the Funds’ Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 2 considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreements with Quantitative Management Associates LLC (QMA), PGIM, Inc. (PGIM), Jennison Associates LLC (Jennison) and CoreCommodity Management, LLC (CoreCommodity, and together with QMA, PGIM and Jennison, the Subadvisers) with respect to each of the Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Commodity Strategies Fund (each, a PIP 2 Fund and collectively, the PIP 2 Funds) and the Prudential QMA US Core Equity Fund (the US Equity Fund, and together with the PIP 2 Funds, the Funds) prior to the Funds’ commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Funds.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadvisers; any relevant comparable performance and the Subadvisers’ qualifications and track records in serving other affiliated mutual funds; the fees proposed to be paid by the Funds to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Funds and their shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadvisers, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds.

The Trustees determined that the overall arrangements between the Funds and the Manager, which will serve as the Funds’ investment manager pursuant to management agreements, and between the Manager and the Subadvisers, which will serve as the Fund’s

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

subadvisers pursuant to the terms of a subadvisory agreements, were in the best interests of the Funds in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadvisers, as well as the provision of fund recordkeeping, compliance and other services to the Funds. With respect to the Manager’s oversight of the Subadvisers, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadvisers. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of the Funds. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Funds and the Subadvisers, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadvisers, the Board noted that it had received and considered information about the Subadvisers at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadvisers with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadvisers. The Board considered, among

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other things, the qualifications, background and experience of the Subadvisers’ portfolio managers who will be responsible for the day-to-day management of the Funds’ portfolios, as well as information on the Subadvisers’ organizational structures, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Subadvisers. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadvisers with respect to the other Prudential Retail Funds served by the Subadvisers and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadvisers under the subadvisory agreements for the Funds would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Funds had not yet commenced operations, no investment performance for the Funds existed for Board review. The Board did consider the Subadvisers’ track records in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management teams for the Funds. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreements.

Fee Rates

The Board considered the proposed management fees of 0.30% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.20% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.18% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.03% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.50% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.35% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.25% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.10% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

considered the proposed management fees of 0.75% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.75% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.27% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.12% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.23% of the Prudential TIPS Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.08% of the Prudential TIPS Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.60% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.45% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable funds. The Board noted that the contractual management fee for Prudential QMA US Core Equity Fund, Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund and Prudential Commodity Strategies Fund were in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses). The Board noted that the Prudential QMA International Developed Markets Index Fund’s contractual management fee was in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Core Equity Fund were in the first quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Broad Market Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund and Prudential TIPS Fund were in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA Mid-Cap Core Equity Fund and Prudential QMA International Developed

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Markets Index Fund were in the third quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential Jennison Small-Cap Core Equity Fund and Prudential Commodity Strategies Fund were in the fourth quartile of the Broadridge Peer Group.

The Board noted that, to ensure a competitive yield for the Funds, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Funds’ net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Funds would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Profitability

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Funds did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadvisers to realize economies of scale as the Funds’ assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Funds grew. Because the Funds had not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Funds to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadvisers and their affiliates as a result of their relationships with the Funds. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

concluded that any potential benefits to be derived by the Subadvisers were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Funds.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period and held through the six-month period ended January 31, 2017.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential QMA Mid-Cap Core Equity Fund	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Mid-Cap Core Equity Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual**	$1,000.00	$1,061.10	1.30%	$2.79
	Hypothetical	$1,000.00	$1,018.65	1.30%	$6.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by 365 days in the Fund’s fiscal year ending July 31, 2017. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 76 day period ended January 31, 2017 due to the Fund’s inception date of November 17, 2016.

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Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 1.4%
Huntington Ingalls Industries, Inc.	290	$56,248
Spirit AeroSystems Holdings, Inc. (Class A Stock)	220	13,211
Vectrus, Inc.*	300	6,762

		76,221

Airlines 0.1%
JetBlue Airways Corp.*	200	3,922

Auto Components 0.8%
Dana, Inc.	2,200	44,308

Automobiles 0.8%
Thor Industries, Inc.	430	44,505

Banks 7.4%
Associated Banc-Corp.	1,700	43,010
Berkshire Hills Bancorp, Inc.	320	11,328
Cathay General Bancorp	280	10,203
Chemical Financial Corp.	40	1,977
Cullen Frost Bankers, Inc.	470	42,018
East West Bancorp, Inc.	1,000	51,440
Farmers National Banc Corp.	200	2,520
Financial Institutions, Inc.	140	4,613
First Financial Corp.	70	3,384
Fulton Financial Corp.	2,200	40,040
Hancock Holding Co.	430	19,715
Independent Bank Corp.	200	4,200
International Bancshares Corp.	260	9,646
Peapack Gladstone Financial Corp.	100	3,021
People’s Utah Bancorp	100	2,525
Popular, Inc. (Puerto Rico)	580	25,769
Republic Bancorp, Inc. (Class A Stock)	50	1,733
Sierra Bancorp	100	2,676
Signature Bank NY*	130	20,478
Synovus Financial Corp.	1,050	43,764
TCF Financial Corp.	400	6,940
Umpqua Holdings Corp.	1,500	27,465
Webster Financial Corp.	300	15,756

		394,221

Biotechnology 1.0%
United Therapeutics Corp.*	320	52,362

See Notes to Financial Statements.

Prudential QMA Mid-Cap Core Equity Fund	3

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Building Products 1.1%
A.O. Smith Corp.	220	$10,725
Lennox International, Inc.	300	47,043

		57,768

Capital Markets 3.0%
Houlihan Lokey, Inc.	70	2,177
KCG Holdings, Inc. (Class A Stock)*	300	4,191
LPL Financial Holdings, Inc.	240	9,432
MarketAxess Holdings, Inc.	170	31,832
Raymond James Financial, Inc.	770	57,696
SEI Investments Co.	970	47,055
Waddell & Reed Financial, Inc. (Class A Stock)	500	9,025

		161,408

Chemicals 2.4%
Chemours Co. (The)	1,700	44,914
KMG Chemicals, Inc.	50	1,843
NewMarket Corp.	59	25,439
PolyOne Corp.	550	18,761
RPM International, Inc.	740	38,672

		129,629

Commercial Services & Supplies 0.6%
Ennis, Inc.	300	5,070
Herman Miller, Inc.	940	29,328

		34,398

Communications Equipment 1.2%
Bel Fuse, Inc. (Class B Stock)	100	3,180
Black Box Corp.	300	4,005
CommScope Holding Co., Inc.*	620	23,448
F5 Networks, Inc.*	20	2,681
Juniper Networks, Inc.	240	6,427
Plantronics, Inc.	430	24,330

		64,071

Construction & Engineering 1.9%
AECOM*	470	17,357
Argan, Inc.	100	7,375
EMCOR Group, Inc.	580	40,420
KBR, Inc.	2,200	37,422

		102,574

See Notes to Financial Statements.

4

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction Materials 0.8%
Eagle Materials, Inc.	410	$42,878

Containers & Packaging 1.6%
Greif, Inc. (Class A Stock)	90	5,182
Owens-Illinois, Inc.*	1,500	28,350
Packaging Corp. of America	580	53,465

		86,997

Distributors 0.8%
Pool Corp.	380	40,113

Electric Utilities 1.1%
Great Plains Energy, Inc.	220	6,061
Hawaiian Electric Industries, Inc.	1,000	33,480
IDACORP, Inc.	260	20,805

		60,346

Electrical Equipment 1.4%
EnerSys	470	36,636
Regal Beloit Corp.	500	36,300

		72,936

Electronic Equipment, Instruments & Components 4.3%
Cognex Corp.	690	46,616
Itron, Inc.*	70	4,319
Jabil Circuit, Inc.	1,800	43,164
SYNNEX Corp.	310	37,256
Tech Data Corp.*	420	35,935
Trimble, Inc.*	990	29,324
Vishay Intertechnology, Inc.	2,100	34,860

		231,474

Energy Equipment & Services 1.6%
Diamond Offshore Drilling, Inc.(a)	500	8,190
Ensco PLC (Class A Stock)	3,900	42,588
Nabors Industries Ltd.	2,100	34,125

		84,903

Equity Real Estate Investment Trusts (REITs) 9.2%
Camden Property Trust	460	38,442
Communications Sales & Leasing, Inc.	600	15,768
CoreCivic, Inc.	1,500	43,560

See Notes to Financial Statements.

Prudential QMA Mid-Cap Core Equity Fund	5

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Corporate Office Properties Trust	200	$6,364
EPR Properties	560	41,423
First Industrial Realty Trust, Inc.	180	4,653
Healthcare Realty Trust, Inc.	1,240	37,460
Hospitality Properties Trust	1,370	42,648
Liberty Property Trust	650	24,954
Nexpoint Residential Trust, Inc.	500	11,555
Omega Healthcare Investors, Inc.	1,460	46,822
Outfront Media, Inc.	700	19,201
Quality Care Properties, Inc.	800	14,768
Senior Housing Properties Trust	2,300	43,815
VEREIT, Inc.	3,300	28,149
Washington Prime Group, Inc.	900	8,685
Weingarten Realty Investors	1,070	38,124
WP Carey, Inc.	420	26,015

		492,406

Food Products 2.9%
Dean Foods Co.	1,600	31,776
Ingredion, Inc.	440	56,404
Lamb Weston Holdings, Inc.	1,160	43,338
Lancaster Colony Corp.	80	10,484
Omega Protein Corp.	100	2,495
Post Holdings, Inc.*	130	10,878

		155,375

Gas Utilities 2.9%
Atmos Energy Corp.	690	52,564
ONE Gas, Inc.	150	9,693
Southwest Gas Holdings, Inc.	490	39,479
UGI Corp.	1,140	52,862

		154,598

Health Care Equipment & Supplies 3.6%
Align Technology, Inc.*	90	8,252
Halyard Health, Inc.*	460	17,696
Hill-Rom Holdings, Inc.	670	39,443
IDEXX Laboratories, Inc.*	330	40,369
Masimo Corp.*	60	4,415
STERIS PLC	430	30,457
Teleflex, Inc.	300	50,319

		190,951

See Notes to Financial Statements.

6

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services 1.8%
LifePoint Health, Inc.*	450	$26,708
Molina Healthcare, Inc.*	400	22,688
WellCare Health Plans, Inc.*	330	48,028

		97,424

Hotels, Restaurants & Leisure 1.9%
Buffalo Wild Wings, Inc.*	10	1,510
Churchill Downs, Inc.	210	30,103
Extended Stay America, Inc.	900	14,589
International Game Technology PLC	200	5,282
International Speedway Corp. (Class A Stock)	80	2,932
Monarch Casino & Resort, Inc.*	100	2,376
Panera Bread Co. (Class A Stock)*	20	4,181
Papa John’s International, Inc.	390	33,236
Ruth’s Hospitality Group, Inc.	400	6,860

		101,069

Household Durables 0.8%
NVR, Inc.	17	31,586
Toll Brothers, Inc.*	420	13,171

		44,757

Industrial Conglomerates 0.7%
Carlisle Cos., Inc.	320	34,915

Insurance 5.2%
Alleghany Corp.*	93	56,876
American Financial Group, Inc.	540	46,532
Brown & Brown, Inc.	940	39,602
Everest Re Group Ltd.	70	15,395
First American Financial Corp.	110	4,134
Genworth Financial, Inc. (Class A Stock)*	6,500	21,840
Hanover Insurance Group, Inc. (The)	450	37,773
Kemper Corp.	120	5,184
Old Republic International Corp.	2,400	49,920

		277,256

Internet & Direct Marketing Retail 0.6%
HSN, Inc.	830	29,258

Internet Software & Services 0.7%
j2 Global, Inc.	460	38,553

See Notes to Financial Statements.

Prudential QMA Mid-Cap Core Equity Fund	7

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services 3.1%
Acxiom Corp.*	430	$11,223
CoreLogic, Inc.	920	32,448
DST Systems, Inc.	350	40,303
Gartner, Inc.*	280	27,821
Jack Henry & Associates, Inc.	180	16,160
Science Applications International Corp.	450	36,639

		164,594

Leisure Products 0.5%
Brunswick Corp.	410	24,543
Johnson Outdoors, Inc. (Class A Stock)	50	1,724

		26,267

Life Sciences Tools & Services 0.8%
Charles River Laboratories International, Inc.*	500	40,400
PRA Health Sciences, Inc.*	50	2,930

		43,330

Machinery 4.4%
Crane Co.	520	37,461
Donaldson Co., Inc.	550	23,237
Global Brass & Copper Holdings, Inc.	230	7,625
Graco, Inc.	90	8,063
Kadant, Inc.	110	6,776
Nordson Corp.	400	45,412
Oshkosh Corp.	600	41,778
Supreme Industries, Inc. (Class A Stock)	800	14,688
Toro Co. (The)	810	47,733

		232,773

Media 1.1%
Cinemark Holdings, Inc.	1,020	43,350
Live Nation Entertainment, Inc.*	450	12,879

		56,229

Metals & Mining 2.8%
Reliance Steel & Aluminum Co.	560	44,604
Royal Gold, Inc.	330	23,816
Steel Dynamics, Inc.	1,530	51,729
Worthington Industries, Inc.	660	31,542

		151,691

See Notes to Financial Statements.

8

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Ladder Capital Corp.	619	$8,394

Multi-Utilities 1.6%
MDU Resources Group, Inc.	1,550	45,492
Vectren Corp.	720	39,521

		85,013

Multiline Retail 0.4%
Big Lots, Inc.	330	16,500
Macy’s, Inc.	200	5,908

		22,408

Oil, Gas & Consumable Fuels 2.9%
CONSOL Energy, Inc.	2,000	33,880
Energen Corp.*	780	42,034
QEP Resources, Inc.*	2,100	36,624
WPX Energy, Inc.*	3,000	41,790

		154,328

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.*	600	11,478

Personal Products 0.7%
Avon Products, Inc.*	6,100	35,807

Pharmaceuticals 0.7%
Akorn, Inc.*	1,600	30,560
Catalent, Inc.*	190	5,084

		35,644

Professional Services 1.0%
ICF International, Inc.*	50	2,600
Insperity, Inc.	60	4,290
ManpowerGroup, Inc.	500	47,730

		54,620

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	400	41,212

Road & Rail 1.5%
Landstar System, Inc.	440	37,224
Old Dominion Freight Line, Inc.*	500	44,140

		81,364

See Notes to Financial Statements.

Prudential QMA Mid-Cap Core Equity Fund	9

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	220	$12,945
Alpha & Omega Semiconductor Ltd.*	400	8,140
Cirrus Logic, Inc.*	640	38,605
Monolithic Power Systems, Inc.	430	37,513
Synaptics, Inc.*	330	18,605
Teradyne, Inc.	1,800	51,084
Versum Materials, Inc.*	1,120	31,304

		198,196

Software 4.0%
ANSYS, Inc.*	30	2,798
Barracuda Networks, Inc.*	500	11,745
Cadence Design Systems, Inc.*	210	5,466
CommVault Systems, Inc.*	580	28,478
Fair Isaac Corp.	320	39,456
Manhattan Associates, Inc.*	750	38,445
PTC, Inc.*	550	28,913
Synopsys, Inc.*	920	57,859

		213,160

Specialty Retail 2.1%
American Eagle Outfitters, Inc.	400	6,044
Dick’s Sporting Goods, Inc.	740	38,184
GameStop Corp. (Class A Stock)(a)	1,500	36,735
Office Depot, Inc.	6,900	30,705
Tilly’s, Inc. (Class A Stock)*	200	2,680

		114,348

Technology Hardware, Storage & Peripherals 0.8%
NCR Corp.*	1,030	44,311

Textiles, Apparel & Luxury Goods 0.8%
Skechers U.S.A., Inc. (Class A Stock)*	1,700	42,704

Thrifts & Mortgage Finance 0.4%
Flagstar Bancorp, Inc.*	320	8,246
Washington Federal, Inc.	370	12,155

		20,401

Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc. (Class A Stock)	150	15,323
Watsco, Inc., Common Stock	130	19,856

		35,179

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc.	1,200	$36,780
United States Cellular Corp.*	190	8,472

		45,252

TOTAL LONG-TERM INVESTMENTS (cost $5,056,415)		5,320,299

SHORT-TERM INVESTMENTS 1.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	22,670	22,670
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $38,729; includes $38,710 of cash collateral for securities on loan)(b)(c)	38,721	38,729

TOTAL SHORT-TERM INVESTMENTS (cost $61,399)(Note 3)		61,399

TOTAL INVESTMENTS 100.9% (cost $5,117,814)(Note 5)		5,381,698
Liabilities in excess of other assets (0.9)%		(47,668)

NET ASSETS 100.0%		$5,334,030

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,389; cash collateral of $38,710 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Core Equity Fund	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$76,221	$—	$—
Airlines	3,922	—	—
Auto Components	44,308	—	—
Automobiles	44,505	—	—
Banks	394,221	—	—
Biotechnology	52,362	—	—
Building Products	57,768	—	—
Capital Markets	161,408	—	—
Chemicals	129,629	—	—
Commercial Services & Supplies	34,398	—	—
Communications Equipment	64,071	—	—
Construction & Engineering	102,574	—	—
Construction Materials	42,878	—	—
Containers & Packaging	86,997	—	—
Distributors	40,113	—	—
Electric Utilities	60,346	—	—
Electrical Equipment	72,936	—	—
Electronic Equipment, Instruments & Components	231,474	—	—
Energy Equipment & Services	84,903	—	—
Equity Real Estate Investment Trusts (REITs)	492,406	—	—
Food Products	155,375	—	—
Gas Utilities	154,598	—	—
Health Care Equipment & Supplies	190,951	—	—
Health Care Providers & Services	97,424	—	—
Hotels, Restaurants & Leisure	101,069	—	—
Household Durables	44,757	—	—
Industrial Conglomerates	34,915	—	—
Insurance	277,256	—	—
Internet & Direct Marketing Retail	29,258	—	—
Internet Software & Services	38,553	—	—
IT Services	164,594	—	—
Leisure Products	26,267	—	—
Life Sciences Tools & Services	43,330	—	—
Machinery	232,773	—	—
Media	56,229	—	—
Metals & Mining	151,691	—	—
Mortgage Real Estate Investment Trusts (REITs)	8,394	—	—
Multi-Utilities	85,013	—	—
Multiline Retail	22,408	—	—
Oil, Gas & Consumable Fuels	154,328	—	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Common Stocks (continued)
Paper & Forest Products	$11,478	$—	$—
Personal Products	35,807	—	—
Pharmaceuticals	35,644	—	—
Professional Services	54,620	—	—
Real Estate Management & Development	41,212	—	—
Road & Rail	81,364	—	—
Semiconductors & Semiconductor Equipment	198,196	—	—
Software	213,160	—	—
Specialty Retail	114,348	—	—
Technology Hardware, Storage & Peripherals	44,311	—	—
Textiles, Apparel & Luxury Goods	42,704	—	—
Thrifts & Mortgage Finance	20,401	—	—
Trading Companies & Distributors	35,179	—	—
Wireless Telecommunication Services	45,252	—	—
Affiliated Mutual Funds	61,399	—	—

Total	$5,381,698	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Equity Real Estate Investment Trusts (REITs)	9.2%
Banks	7.4
Insurance	5.2
Machinery	4.4
Electronic Equipment, Instruments & Components	4.3
Software	4.0
Semiconductors & Semiconductor Equipment	3.7
Health Care Equipment & Supplies	3.6
IT Services	3.1
Capital Markets	3.0
Food Products	2.9
Gas Utilities	2.9
Oil, Gas & Consumable Fuels	2.9
Metals & Mining	2.8
Chemicals	2.4
Specialty Retail	2.1
Construction & Engineering	1.9
Hotels, Restaurants & Leisure	1.9
Health Care Providers & Services	1.8
Containers & Packaging	1.6
Multi-Utilities	1.6
Energy Equipment & Services	1.6
Road & Rail	1.5
Aerospace & Defense	1.4%
Electrical Equipment	1.4
Communications Equipment	1.2
Affiliated Mutual Funds (including 0.7% of collateral for securities on loan)	1.2
Electric Utilities	1.1
Building Products	1.1
Media	1.1
Professional Services	1.0
Biotechnology	1.0
Wireless Telecommunication Services	0.9
Household Durables	0.8
Automobiles	0.8
Technology Hardware, Storage & Peripherals	0.8
Auto Components	0.8
Life Sciences Tools & Services	0.8
Construction Materials	0.8
Textiles, Apparel & Luxury Goods	0.8
Real Estate Management & Development	0.8
Distributors	0.8
Internet Software & Services	0.7
Personal Products	0.7
Pharmaceuticals	0.7

See Notes to Financial Statements.

Prudential QMA Mid-Cap Core Equity Fund	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Industry (cont’d.)
Trading Companies & Distributors	0.7%
Industrial Conglomerates	0.7
Commercial Services & Supplies	0.6
Internet & Direct Marketing Retail	0.6
Leisure Products	0.5
Multiline Retail	0.4
Thrifts & Mortgage Finance	0.4
Paper & Forest Products	0.2%
Mortgage Real Estate Investment Trusts (REITs)	0.2
Airlines	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Financial Instruments/Transactions-Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$38,389	$(38,389)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value, including securities on loan of $38,389:
Unaffiliated investments (cost $5,056,415)	$5,320,299
Affiliated investments (cost $61,399)	61,399
Due from manager	9,842
Dividends receivable	3,665
Receivable for Fund shares sold	58
Prepaid expenses and other assets	905

Total assets	5,396,168

Liabilities
Payable to broker for collateral for securities on loan	38,710
Custodian and accounting fees payable	14,150
Audit fees payable	7,031
Accrued expenses	2,175
Affiliated transfer agent fee payable	52
Payable for Fund shares reacquired	20

Total liabilities	62,138

Net Assets	$5,334,030

Net assets were comprised of:
Shares of beneficial interest, at par	$503
Paid-in capital in excess of par	5,034,424

5,034,927
Undistributed net investment income	10
Accumulated net realized gain on investment transactions	35,209
Net unrealized appreciation on investments	263,884

Net assets, January 31, 2017	$5,334,030

Class Q
Net asset value, offering price and redemption price per share, ($5,334,030 ÷ 503,319 shares of beneficial interest issued and outstanding)	$10.60

See Notes to Financial Statements.

Prudential QMA Mid-Cap Core Equity Fund	15

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$19,213
Affiliated dividend income	519
Income from securities lending, net (including affiliated income of $3)	6

Total income	19,738

Expenses
Management fee	5,370
Custodian and accounting fees	14,000
Audit fee	7,000
Legal fees and expenses	5,000
Trustees’ fees	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $100)	300
Miscellaneous	2,637

Total expenses	38,307
Less: Management fee waiver and/or expense reimbursement	(24,112)

Net expenses	14,195

Net investment income (loss)	5,543

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	35,209
Net change in unrealized appreciation (depreciation) on investments	263,884

Net gain (loss) on investment transactions	299,093

Net Increase (Decrease) In Net Assets Resulting From Operations	$304,636

*	Commencement of operations was November 17, 2016.

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

November 17, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,543
Net realized gain (loss) on investment transactions	35,209
Net change in unrealized appreciation (depreciation) on investments	263,884

Net increase (decrease) in net assets resulting from operations	304,636

Dividends from net investment income (Note 1)
Class Q	(5,533)

Fund share transactions (Note 6)
Net proceeds from shares sold	5,031,498
Net asset value of shares issued in reinvestment of dividends	5,533
Cost of shares reacquired	(2,104)

Net increase (decrease) in net assets from Fund share transactions	5,034,927

Total increase (decrease)	5,334,030

Net Assets:
Beginning of period	—

End of period(a)	$5,334,030

(a) Includes undistributed net investment income of:	$10

*	Commencement of operations.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Core Equity Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP 2”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

PIP 2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential QMA Mid-Cap Core Equity Fund (the “Fund”). The Fund commenced operations on November 17, 2016.

The Fund’s investment objective is to outperform the S&P Mid-Cap 400 Index.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential QMA Mid-Cap Core Equity Fund	19

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities

20

in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential QMA Mid-Cap Core Equity Fund	21

Notes to Financial Statements (unaudited) (continued)

Note 2. Agreements

PIP 2, on behalf of the Fund, has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets. The management fee amount waived exceeded the management fee for the period ended January 31, 2017.

Effective December 1, 2016, PI has contractually agreed through November 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to .85% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP 2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which act as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PI, QMA, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

22

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP 2. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. Treasury securities, for the period ended January 31, 2017, were $5,630,496 and $608,702, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Tax Basis	$5,117,814

Appreciation	326,181
Depreciation	(62,297)

Net Unrealized Appreciation	$263,884

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

Note 6. Capital

The Fund offers Class Q shares. Shares of the Fund are not registered under the Securities Act of 1933 and are only available to certain institutional clients in accordance with the requirements of the Securities Act of 1933, as amended.

PIP 2 has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, all shares of the Fund were owned by Prudential.

Prudential QMA Mid-Cap Core Equity Fund	23

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period ended January 31, 2017*:
Shares sold	502,989	$5,031,498
Shares issued in reinvestment of dividends and distributions	532	5,533
Shares reacquired	(202)	(2,104)

Net increase (decrease) in shares outstanding	503,319	$5,034,927

*	Commencement of operations was November 17, 2016.

Note 7. Borrowings

PIP 2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended January 31, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and

24

to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential QMA Mid-Cap Core Equity Fund	25

Financial Highlights (unaudited)

Class Q Shares
	November 17, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	.60
Total from investment operations	.61
Less Dividends:
Dividends from net investment income	(.01)
Net asset value, end of period	$10.60
Total Return(c):	6.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,334
Average net assets (000)	$5,224
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30%	(d)
Expenses before waivers and/or expense reimbursement	3.52%	(d)
Net investment income (loss)	.51%	(d)
Portfolio turnover rate	12%	(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

26

Approval of Advisory Agreements

Initial Approval of the Funds’ Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 2 considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreements with Quantitative Management Associates LLC (QMA), PGIM, Inc. (PGIM), Jennison Associates LLC (Jennison) and CoreCommodity Management, LLC (CoreCommodity, and together with QMA, PGIM and Jennison, the Subadvisers) with respect to each of the Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Commodity Strategies Fund (each, a PIP 2 Fund and collectively, the PIP 2 Funds) and the Prudential QMA US Core Equity Fund (the US Equity Fund, and together with the PIP 2 Funds, the Funds) prior to the Funds’ commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Funds.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadvisers; any relevant comparable performance and the Subadvisers’ qualifications and track records in serving other affiliated mutual funds; the fees proposed to be paid by the Funds to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Funds and their shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadvisers, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds.

The Trustees determined that the overall arrangements between the Funds and the Manager, which will serve as the Funds’ investment manager pursuant to management agreements, and between the Manager and the Subadvisers, which will serve as the Fund’s

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

subadvisers pursuant to the terms of a subadvisory agreements, were in the best interests of the Funds in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadvisers, as well as the provision of fund recordkeeping, compliance and other services to the Funds. With respect to the Manager’s oversight of the Subadvisers, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadvisers. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of the Funds. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Funds and the Subadvisers, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadvisers, the Board noted that it had received and considered information about the Subadvisers at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadvisers with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadvisers. The Board considered, among

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other things, the qualifications, background and experience of the Subadvisers’ portfolio managers who will be responsible for the day-to-day management of the Funds’ portfolios, as well as information on the Subadvisers’ organizational structures, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Subadvisers. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadvisers with respect to the other Prudential Retail Funds served by the Subadvisers and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadvisers under the subadvisory agreements for the Funds would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Funds had not yet commenced operations, no investment performance for the Funds existed for Board review. The Board did consider the Subadvisers’ track records in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management teams for the Funds. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreements.

Fee Rates

The Board considered the proposed management fees of 0.30% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.20% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.18% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.03% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.50% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.35% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.25% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.10% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

considered the proposed management fees of 0.75% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.75% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.27% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.12% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.23% of the Prudential TIPS Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.08% of the Prudential TIPS Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.60% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.45% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable funds. The Board noted that the contractual management fee for Prudential QMA US Core Equity Fund, Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund and Prudential Commodity Strategies Fund were in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses). The Board noted that the Prudential QMA International Developed Markets Index Fund’s contractual management fee was in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Core Equity Fund were in the first quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Broad Market Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund and Prudential TIPS Fund were in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA Mid-Cap Core Equity Fund and Prudential QMA International Developed

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Markets Index Fund were in the third quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential Jennison Small-Cap Core Equity Fund and Prudential Commodity Strategies Fund were in the fourth quartile of the Broadridge Peer Group.

The Board noted that, to ensure a competitive yield for the Funds, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Funds’ net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Funds would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Profitability

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Funds did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadvisers to realize economies of scale as the Funds’ assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Funds grew. Because the Funds had not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Funds to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadvisers and their affiliates as a result of their relationships with the Funds. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

concluded that any potential benefits to be derived by the Subadvisers were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Funds.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period and held through the six-month period ended January 31, 2017.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential QMA US Broad Market Index Fund	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA US Broad Market Index Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual**	$1,000.00	$1,045.20	0.46%	$0.98
	Hypothetical	$1,000.00	$1,022.89	0.46%	$2.35

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by 365 days in the Fund’s fiscal year ending July 31, 2017. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 76 day period ended January 31, 2017 due to the Fund’s inception date of November 17, 2016.

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Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 96.0%

Aerospace & Defense 2.1%
AAR Corp.	20	$642
Aerojet Rocketdyne Holdings, Inc.*	30	543
Aerovironment, Inc.*	20	524
Arconic, Inc.	200	4,558
B/E Aerospace, Inc.	40	2,459
Boeing Co. (The)	273	44,614
Cubic Corp.	10	476
Curtiss-Wright Corp.	20	1,961
Engility Holdings, Inc.*	20	587
Esterline Technologies Corp.*	10	856
General Dynamics Corp.	130	23,540
Huntington Ingalls Industries, Inc.	20	3,879
KLX, Inc.*	20	980
L3 Technologies, Inc.	42	6,665
Lockheed Martin Corp.	116	29,154
Mercury Systems, Inc.*	20	674
Moog, Inc. (Class A Stock)*	10	659
National Presto Industries, Inc.	10	1,064
Northrop Grumman Corp.	80	18,326
Orbital ATK, Inc.	30	2,608
Raytheon Co.	139	20,038
Rockwell Collins, Inc.	60	5,446
TASER International, Inc.*	20	500
Teledyne Technologies, Inc.*	19	2,335
Textron, Inc.	120	5,684
TransDigm Group, Inc.	22	4,761
Triumph Group, Inc.	20	535
United Technologies Corp.	350	38,384

		222,452

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	10	527
C.H. Robinson Worldwide, Inc.	60	4,564
Echo Global Logistics, Inc.*	20	475
Expeditors International of Washington, Inc.	80	4,166
FedEx Corp.	115	21,748
Forward Air Corp.	10	482
Hub Group, Inc. (Class A Stock)*	10	443
United Parcel Service, Inc. (Class B Stock)	320	34,922

		67,327

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	3

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Airlines 0.6%
Alaska Air Group, Inc.	50	$4,691
Allegiant Travel Co.	10	1,720
American Airlines Group, Inc.	236	10,443
Delta Air Lines, Inc.	340	16,062
Hawaiian Holdings, Inc.*	20	1,019
JetBlue Airways Corp.*	150	2,941
SkyWest, Inc.	20	708
Southwest Airlines Co.	280	14,647
United Continental Holdings, Inc.*	130	9,161

		61,392

Auto Components 0.2%
American Axle & Manufacturing Holdings, Inc.*	30	612
BorgWarner, Inc.	90	3,675
Cooper-Standard Holdings, Inc.*	10	1,053
Dana, Inc.	60	1,208
Delphi Automotive PLC	120	8,407
Dorman Products, Inc.*	10	690
Fox Factory Holding Corp.*	20	518
Gentex Corp.	130	2,716
Gentherm, Inc.*	20	708
Goodyear Tire & Rubber Co. (The)	120	3,887
LCI Industries	10	1,097
Motorcar Parts of America, Inc.*	20	525
Standard Motor Products, Inc.	10	499
Superior Industries International, Inc.	20	461

		26,056

Automobiles 0.5%
Ford Motor Co.	1,780	22,001
General Motors Co.	650	23,796
Harley-Davidson, Inc.	80	4,563
Thor Industries, Inc.	20	2,070
Winnebago Industries, Inc.	20	628

		53,058

Banks 6.5%
Ameris Bancorp.	10	451
Associated Banc-Corp.	70	1,771
Banc of California, Inc.	30	474
BancorpSouth, Inc.	40	1,188

See Notes to Financial Statements.

4

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Bank of America Corp.	4,650	$105,276
Bank of Hawaii Corp.	20	1,718
Bank of the Ozarks, Inc.	40	2,195
Banner Corp.	10	561
BB&T Corp.	370	17,090
Boston Private Financial Holdings, Inc.	40	660
Brookline Bancorp, Inc.	30	473
Cardinal Financial Corp.	20	627
Cathay General Bancorp	30	1,093
Central Pacific Financial Corp.	20	627
Chemical Financial Corp.	30	1,483
Citigroup, Inc.	1,320	73,696
Citizens Financial Group, Inc.	240	8,681
City Holding Co.	10	651
Columbia Banking System, Inc.	30	1,193
Comerica, Inc.	80	5,402
Commerce Bancshares, Inc.	42	2,374
Community Bank System, Inc.	20	1,167
Cullen Frost Bankers, Inc.	20	1,788
Customers Bancorp, Inc.*	20	689
CVB Financial Corp.	40	902
East West Bancorp, Inc.	60	3,086
Fidelity Southern Corp.	20	465
Fifth Third Bancorp	350	9,135
First Bancorp. (Puerto Rico)*	80	538
First Commonwealth Financial Corp.	40	565
First Financial Bancorp	30	826
First Financial Bankshares, Inc.	30	1,279
First Horizon National Corp.	100	2,000
First Midwest Bancorp, Inc.	40	971
First NBC Bank Holding Co.*	60	240
FNB Corp.	90	1,345
Fulton Financial Corp.	80	1,456
Glacier Bancorp, Inc.	30	1,066
Great Western Bancorp, Inc.	30	1,282
Hancock Holding Co.	32	1,467
Hanmi Financial Corp.	20	663
Home BancShares, Inc.	50	1,347
Hope Bancorp, Inc.	60	1,255
Huntington Bancshares, Inc.	490	6,630
Independent Bank Corp.	10	623
International Bancshares Corp.	20	742
JPMorgan Chase & Co.	1,650	139,639

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	5

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
KeyCorp	490	$8,805
LegacyTexas Financial Group, Inc.	20	826
M&T Bank Corp.	70	11,380
MB Financial, Inc.	30	1,336
National Bank Holdings Corp. (Class A Stock)	10	325
NBT Bancorp, Inc.	20	815
OFG Bancorp (Puerto Rico)	40	530
Old National Bancorp	60	1,065
Opus Bank	20	407
PacWest Bancorp	50	2,770
People’s United Financial, Inc.	140	2,625
Pinnacle Financial Partners, Inc.	20	1,337
PNC Financial Services Group, Inc. (The)	220	26,501
PrivateBancorp, Inc.	30	1,640
Prosperity Bancshares, Inc.	30	2,179
Regions Financial Corp.	570	8,214
S&T Bancorp, Inc.	20	752
ServisFirst Bancshares, Inc.	20	801
Signature Bank*	30	4,726
Simmons First National Corp. (Class A Stock)	10	602
Southside Bancshares, Inc.	20	683
Sterling Bancorp	60	1,431
SunTrust Banks, Inc.	230	13,069
SVB Financial Group*	26	4,478
Synovus Financial Corp.	50	2,084
TCF Financial Corp.	80	1,388
Texas Capital Bancshares, Inc.*	20	1,650
Tompkins Financial Corp.	10	905
Trustmark Corp.	30	1,009
U.S. Bancorp	730	38,434
UMB Financial Corp.	20	1,543
Umpqua Holdings Corp.	100	1,831
United Bankshares, Inc.	35	1,568
United Community Banks, Inc.	30	844
Valley National Bancorp	110	1,332
Webster Financial Corp.	40	2,101
Wells Fargo & Co.	2,070	116,603
Westamerica Bancorporation	10	568
Wintrust Financial Corp.	20	1,432
Zions Bancorporation	90	3,797

		683,236

See Notes to Financial Statements.

6

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Beverages 1.7%
Boston Beer Co., Inc. (The) (Class A Stock)*	10	$1,537
Brown-Forman Corp. (Class B Stock)	80	3,648
Coca-Cola Co. (The)	1,770	73,579
Constellation Brands, Inc. (Class A Stock)	80	11,981
Dr. Pepper Snapple Group, Inc.	80	7,296
Molson Coors Brewing Co. (Class B Stock)	80	7,721
Monster Beverage Corp.*	180	7,668
PepsiCo, Inc.	668	69,325

		182,755

Biotechnology 2.4%
AbbVie, Inc.	740	45,221
Acorda Therapeutics, Inc.*	20	410
Alexion Pharmaceuticals, Inc.*	100	13,068
AMAG Pharmaceuticals, Inc.*	20	482
Amgen, Inc.	346	54,211
Biogen, Inc.*	100	27,724
Celgene Corp.*	360	41,814
Eagle Pharmaceuticals, Inc.*	10	692
Emergent BioSolutions, Inc.*	20	605
Enanta Pharmaceuticals, Inc.*	20	663
Gilead Sciences, Inc.	600	43,470
Ligand Pharmaceuticals, Inc.*	10	1,060
MiMedx Group, Inc.*	50	404
Momenta Pharmaceuticals, Inc.*	40	756
Regeneron Pharmaceuticals, Inc.*	34	12,216
Repligen Corp.*	20	601
Spectrum Pharmaceuticals, Inc.*	100	466
United Therapeutics Corp.*	20	3,273
Vertex Pharmaceuticals, Inc.*	110	9,446

		256,582

Building Products 0.4%
A.O. Smith Corp.	70	3,413
AAON, Inc.	20	679
Allegion PLC	40	2,627
American Woodmark Corp.*	10	712
Apogee Enterprises, Inc.	10	571
Fortune Brands Home & Security, Inc.	70	3,859
Gibraltar Industries, Inc.*	10	439
Griffon Corp.	20	509
Insteel Industries, Inc.	10	370

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	7

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Building Products (cont’d.)
Johnson Controls International PLC	430	$18,911
Lennox International, Inc.	20	3,136
Masco Corp.	150	4,942
Patrick Industries, Inc.*	10	818
PGT Innovations, Inc.*	40	460
Quanex Building Products Corp.	30	593
Simpson Manufacturing Co., Inc.	20	870
Trex Co., Inc.*	10	677
Universal Forest Products, Inc.	10	1,017

		44,603

Capital Markets 2.7%
Affiliated Managers Group, Inc.*	24	3,657
Ameriprise Financial, Inc.	70	7,859
Bank of New York Mellon Corp. (The)	490	21,918
BlackRock, Inc.	56	20,943
Calamos Asset Management, Inc. (Class A Stock)	60	505
CBOE Holdings, Inc.	40	3,185
Charles Schwab Corp. (The)	550	22,682
CME Group, Inc.	150	18,162
Donnelley Financial Solutions, Inc.*	20	482
E*TRADE Financial Corp.*	120	4,494
Eaton Vance Corp.	50	2,096
Evercore Partners, Inc. (Class A Stock)	20	1,549
FactSet Research Systems, Inc.	20	3,461
Federated Investors, Inc. (Class B Stock)	40	1,040
Financial Engines, Inc.	20	771
Franklin Resources, Inc.	160	6,358
Goldman Sachs Group, Inc. (The)	174	39,902
Greenhill & Co., Inc.	20	591
Interactive Brokers Group, Inc. (Class A Stock)	30	1,120
Intercontinental Exchange, Inc.	270	15,757
INTL FCStone, Inc.*	20	738
Invesco Ltd.	190	5,495
Investment Technology Group, Inc.	30	604
Janus Capital Group, Inc.	60	750
Legg Mason, Inc.	40	1,268
MarketAxess Holdings, Inc.	20	3,745
Moody’s Corp.	80	8,293
Morgan Stanley	670	28,468
MSCI, Inc.	40	3,310
Nasdaq, Inc.	50	3,527

See Notes to Financial Statements.

8

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Northern Trust Corp.	100	$8,296
Piper Jaffray Cos.*	10	705
Raymond James Financial, Inc.	60	4,496
S&P Global, Inc.	120	14,421
SEI Investments Co.	60	2,911
State Street Corp.	170	12,954
Stifel Financial Corp.*	30	1,510
T Rowe Price Group, Inc.	110	7,418
Virtus Investment Partners, Inc.	10	1,090
Waddell & Reed Financial, Inc. (Class A Stock)	40	722
WisdomTree Investments, Inc.	50	515

		287,768

Chemicals 2.2%
A Schulman, Inc.	20	690
AdvanSix, Inc.*	30	771
Air Products & Chemicals, Inc.	100	13,976
Albemarle Corp.	50	4,632
American Vanguard Corp.	30	516
Ashland Global Holdings, Inc.	30	3,571
Balchem Corp.	10	852
Cabot Corp.	30	1,661
Calgon Carbon Corp.	30	476
CF Industries Holdings, Inc.	100	3,529
Chemours Co. (The)	80	2,114
Dow Chemical Co. (The)	510	30,411
E.I. du Pont de Nemours & Co.	400	30,200
Eastman Chemical Co.	70	5,425
Ecolab, Inc.	120	14,416
Flotek Industries, Inc.*	40	423
FMC Corp.	60	3,610
FutureFuel Corp.	30	390
H.B. Fuller Co.	20	987
Hawkins, Inc.	10	537
Ingevity Corp.*	20	1,112
Innophos Holdings, Inc.	10	486
Innospec, Inc.	10	714
International Flavors & Fragrances, Inc.	30	3,516
Koppers Holdings, Inc.*	20	809
Kraton Corp.*	20	537
LSB Industries, Inc.*	50	426
LyondellBasell Industries NV (Class A Stock)	160	14,923

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	9

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Minerals Technologies, Inc.	10	$801
Monsanto Co.	200	21,662
Mosaic Co. (The)	160	5,019
NewMarket Corp.	10	4,312
Olin Corp.	70	1,835
PolyOne Corp.	40	1,364
PPG Industries, Inc.	120	12,001
Praxair, Inc.	130	15,397
Quaker Chemical Corp.	10	1,285
Rayonier Advanced Materials, Inc.	30	407
RPM International, Inc.	60	3,136
Scotts Miracle-Gro Co. (The)	20	1,839
Sensient Technologies Corp.	20	1,535
Sherwin-Williams Co. (The)	40	12,152
Stepan Co.	10	781
Tredegar Corp.	20	445
Valspar Corp. (The)	30	3,320

		229,001

Commercial Services & Supplies 0.5%
ABM Industries, Inc.	20	808
Brady Corp. (Class A Stock)	20	727
Brink’s Co. (The)	20	890
Cintas Corp.	40	4,644
Clean Harbors, Inc.*	20	1,110
Copart, Inc.*	40	2,270
Deluxe Corp.	20	1,457
Essendant, Inc.	30	627
G&K Services, Inc. (Class A Stock)	10	961
Healthcare Services Group, Inc.	30	1,192
Herman Miller, Inc.	30	936
HNI Corp.	20	1,008
Interface, Inc.	30	546
LSC Communications, Inc.	30	787
Matthews International Corp. (Class A Stock)	10	674
Mobile Mini, Inc.	20	651
MSA Safety, Inc.	10	713
Multi-Color Corp.	10	772
Pitney Bowes, Inc.	80	1,274
Republic Services, Inc.	100	5,738
Rollins, Inc.	40	1,410
RR Donnelley & Sons Co.	30	514
Stericycle, Inc.*	40	3,086

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Team, Inc.*	20	$672
Tetra Tech, Inc.	20	874
UniFirst Corp.	10	1,279
US Ecology, Inc.	10	512
Viad Corp.	10	439
Waste Management, Inc.	180	12,510

		49,081

Communications Equipment 1.0%
ADTRAN, Inc.	20	438
ARRIS International PLC*	90	2,572
Bel Fuse, Inc. (Class B Stock)	20	636
Black Box Corp.	30	400
Brocade Communications Systems, Inc.	180	2,245
CalAmp Corp.*	30	451
Ciena Corp.*	60	1,460
Cisco Systems, Inc.	2,290	70,349
Comtech Telecommunications Corp.	40	429
Digi International, Inc.*	30	391
F5 Networks, Inc.*	30	4,021
Harmonic, Inc.*	90	477
Harris Corp.	60	6,163
InterDigital, Inc.	10	934
Ixia*	30	583
Juniper Networks, Inc.	170	4,553
Lumentum Holdings, Inc.*	20	759
Motorola Solutions, Inc.	70	5,650
NETGEAR, Inc.*	10	569
NetScout Systems, Inc.*	40	1,332
Plantronics, Inc.	10	566
ViaSat, Inc.*	20	1,298
Viavi Solutions, Inc.*	100	895

		107,171

Construction & Engineering 0.2%
AECOM*	64	2,363
Aegion Corp.*	20	465
Comfort Systems USA, Inc.	20	677
Dycom Industries, Inc.*	10	807
EMCOR Group, Inc.	30	2,091
Fluor Corp.	60	3,330
Granite Construction, Inc.	20	1,123

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
Jacobs Engineering Group, Inc.*	50	$2,927
KBR, Inc.	60	1,021
MYR Group, Inc.*	20	769
Orion Group Holdings, Inc.*	50	525
Quanta Services, Inc.*	70	2,512
Valmont Industries, Inc.	10	1,440

		20,050

Construction Materials 0.2%
Eagle Materials, Inc.	20	2,092
Headwaters, Inc.*	30	695
Martin Marietta Materials, Inc.	30	6,888
US Concrete, Inc.*	10	655
Vulcan Materials Co.	60	7,700

		18,030

Consumer Finance 0.8%
American Express Co.	350	26,733
Capital One Financial Corp.	230	20,100
Discover Financial Services	180	12,470
Encore Capital Group, Inc.*	20	619
Enova International, Inc.*	40	564
EZCORP, Inc. (Class A Stock)*	40	396
FirstCash, Inc.	20	854
Green Dot Corp. (Class A Stock)*	20	536
Navient Corp.	140	2,106
PRA Group, Inc.*	20	796
SLM Corp.*	190	2,257
Synchrony Financial	360	12,895
World Acceptance Corp.*	10	491

		80,817

Containers & Packaging 0.4%
AptarGroup, Inc.	30	2,189
Avery Dennison Corp.	40	2,921
Ball Corp.	80	6,101
Bemis Co., Inc.	40	1,949
Greif, Inc. (Class A Stock)	10	576
International Paper Co.	190	10,754
Myers Industries, Inc.	30	414
Owens-Illinois, Inc.*	70	1,323

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
Packaging Corp. of America	40	$3,687
Sealed Air Corp.	90	4,365
Silgan Holdings, Inc.	20	1,170
Sonoco Products Co.	40	2,198
WestRock Co.	110	5,869

		43,516

Distributors 0.1%
Core-Mark Holding Co., Inc.	20	699
Genuine Parts Co.	70	6,777
LKQ Corp.*	140	4,467
Pool Corp.	20	2,111

		14,054

Diversified Consumer Services 0.1%
American Public Education, Inc.*	20	486
Capella Education Co.	10	855
Career Education Corp.*	50	488
DeVry Education Group, Inc.	20	670
Graham Holdings Co. (Class B Stock)	3	1,559
H&R Block, Inc.	100	2,146
Regis Corp.*	30	418
Service Corp. International	90	2,622
Sotheby’s*	20	794
Strayer Education, Inc.*	10	810

		10,848

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	868	142,474
Leucadia National Corp.	150	3,577

		146,051

Diversified Telecommunication Services 2.2%
AT&T, Inc.	2,830	119,313
ATN International, Inc.	10	803
CenturyLink, Inc.	250	6,465
Cincinnati Bell, Inc.*	30	688
Cogent Communications Holdings, Inc.	20	836
Consolidated Communications Holdings, Inc.	20	526
Frontier Communications Corp.	530	1,850
General Communication, Inc. (Class A Stock)*	30	603

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
Inteliquent, Inc.	20	$458
Iridium Communications, Inc.*	50	505
Level 3 Communications, Inc.*	130	7,730
Lumos Networks Corp.*	30	464
Verizon Communications, Inc.	1,880	92,139

		232,380

Electric Utilities 1.8%
ALLETE, Inc.	20	1,307
Alliant Energy Corp.	100	3,765
American Electric Power Co., Inc.	220	14,093
Duke Energy Corp.	310	24,347
Edison International	150	10,932
El Paso Electric Co.	20	918
Entergy Corp.	80	5,731
Eversource Energy	140	7,745
Exelon Corp.	420	15,070
FirstEnergy Corp.	190	5,761
Great Plains Energy, Inc.	90	2,480
Hawaiian Electric Industries, Inc.	50	1,674
IDACORP, Inc.	20	1,600
NextEra Energy, Inc.	214	26,476
OGE Energy Corp.	90	3,019
PG&E Corp.	230	14,235
Pinnacle West Capital Corp.	50	3,881
PNM Resources, Inc.	30	1,032
PPL Corp.	310	10,800
Southern Co. (The)	440	21,749
Westar Energy, Inc.	60	3,281
Xcel Energy, Inc.	230	9,504

		189,400

Electrical Equipment 0.5%
Acuity Brands, Inc.	20	4,145
AMETEK, Inc.	100	5,110
AZZ, Inc.	10	595
Eaton Corp. PLC	210	14,864
Emerson Electric Co.	290	17,011
Encore Wire Corp.	10	423
EnerSys	20	1,559
General Cable Corp.	30	609
Hubbell, Inc.	20	2,442

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
Powell Industries, Inc.	10	$385
Regal Beloit Corp.	20	1,452
Rockwell Automation, Inc.	60	8,879
Vicor Corp.*	30	459

		57,933

Electronic Equipment, Instruments & Components 0.8%
Agilysys, Inc.*	40	389
Amphenol Corp. (Class A Stock)	140	9,449
Anixter International, Inc.*	10	855
Arrow Electronics, Inc.*	40	2,941
Avnet, Inc.	60	2,786
Badger Meter, Inc.	20	771
Belden, Inc.	20	1,529
Benchmark Electronics, Inc.*	20	612
Cognex Corp.	40	2,702
Coherent, Inc.*	10	1,577
Corning, Inc.	430	11,391
CTS Corp.	20	430
Daktronics, Inc.	50	508
Electro Scientific Industries, Inc.*	80	526
ePlus, Inc.*	10	1,120
Fabrinet (Thailand)*	20	843
FARO Technologies, Inc.*	20	742
FLIR Systems, Inc.	60	2,120
II-VI, Inc.*	20	730
Insight Enterprises, Inc.*	20	743
IPG Photonics Corp.*	20	2,300
Itron, Inc.*	10	617
Jabil Circuit, Inc.	90	2,158
Keysight Technologies, Inc.*	80	2,966
Knowles Corp.*	40	721
Littelfuse, Inc.	10	1,577
Methode Electronics, Inc.	20	841
MTS Systems Corp.	10	581
National Instruments Corp.	50	1,571
OSI Systems, Inc.*	10	747
Park Electrochemical Corp.	30	550
Plexus Corp.*	10	543
Rogers Corp.*	10	800
Sanmina Corp.*	30	1,168
ScanSource, Inc.*	20	791

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	15

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
SYNNEX Corp.	10	$1,202
TE Connectivity Ltd.	160	11,896
Tech Data Corp.*	10	856
Trimble, Inc.*	110	3,258
TTM Technologies, Inc.*	40	593
VeriFone Systems, Inc.*	50	908
Vishay Intertechnology, Inc.	60	996
Zebra Technologies Corp. (Class A Stock)*	20	1,673

		82,077

Energy Equipment & Services 1.2%
Archrock, Inc.	40	584
Atwood Oceanics, Inc.*	70	851
Baker Hughes, Inc.	190	11,985
Bristow Group, Inc.	30	530
CARBO Ceramics, Inc.*	60	852
Diamond Offshore Drilling, Inc.*	30	491
Dril-Quip, Inc.*	20	1,244
Ensco PLC (Class A Stock)	140	1,529
Era Group, Inc.*	40	626
Exterran Corp.*	30	931
Geospace Technologies Corp.*	20	467
Gulf Island Fabrication, Inc.	40	556
Halliburton Co.	390	22,062
Helix Energy Solutions Group, Inc.*	60	509
Helmerich & Payne, Inc.	50	3,558
Hornbeck Offshore Services, Inc.*	80	580
Matrix Service Co.*	20	448
Nabors Industries Ltd.	130	2,112
National Oilwell Varco, Inc.	170	6,428
Newpark Resources, Inc.*	60	453
Noble Corp. PLC	110	743
Oceaneering International, Inc.	40	1,114
Oil States International, Inc.*	20	790
Patterson-UTI Energy, Inc.	70	1,963
Pioneer Energy Services Corp.*	95	599
Rowan Cos. PLC (Class A Stock)*	60	1,075
Schlumberger Ltd.	630	52,737
SEACOR Holdings, Inc.*	10	736
Superior Energy Services, Inc.*	70	1,237
TechnipFMC PLC (United Kingdom)*	200	6,724
Tesco Corp.*	60	516

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
TETRA Technologies, Inc.*	90	$446
Tidewater, Inc.*	180	396
Transocean Ltd.*	180	2,515
U.S. Silica Holdings, Inc.	30	1,774
Unit Corp.*	30	780

		130,941

Equity Real Estate Investment Trusts (REITs) 3.2%
Acadia Realty Trust	30	955
Agree Realty Corp.	10	469
Alexandria Real Estate Equities, Inc.	40	4,433
American Assets Trust, Inc.	20	859
American Campus Communities, Inc.	60	2,917
American Tower Corp.	190	19,665
Apartment Investment & Management Co. (Class A Stock)	70	3,085
AvalonBay Communities, Inc.	63	10,919
Boston Properties, Inc.	70	9,163
Camden Property Trust	40	3,343
Care Capital Properties, Inc.	30	741
CareTrust REIT, Inc.	30	455
Cedar Realty Trust, Inc.	70	421
Chesapeake Lodging Trust	30	768
Communications Sales & Leasing, Inc.	60	1,577
CoreCivic, Inc.	50	1,452
CoreSite Realty Corp.	15	1,292
Corporate Office Properties Trust	40	1,273
Cousins Properties, Inc.	150	1,275
Crown Castle International Corp.	160	14,053
DCT Industrial Trust, Inc.	40	1,788
DiamondRock Hospitality Co.	90	1,014
Digital Realty Trust, Inc.	70	7,534
Douglas Emmett, Inc.	60	2,270
Duke Realty Corp.	160	3,893
EastGroup Properties, Inc.	10	708
Education Realty Trust, Inc.	30	1,206
EPR Properties	30	2,219
Equinix, Inc.	33	12,704
Equity One, Inc.	40	1,248
Equity Residential	170	10,331
Essex Property Trust, Inc.	30	6,729
Extra Space Storage, Inc.	60	4,323
Federal Realty Investment Trust	33	4,634

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	17

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	50	$1,293
Four Corners Property Trust, Inc.	30	654
Franklin Street Properties Corp.	50	638
GEO Group, Inc. (The)	30	1,246
Getty Realty Corp.	20	516
GGP, Inc.	260	6,458
Government Properties Income Trust	30	578
HCP, Inc.	210	6,367
Healthcare Realty Trust, Inc.	50	1,510
Highwoods Properties, Inc.	40	2,056
Hospitality Properties Trust	70	2,179
Host Hotels & Resorts, Inc.	340	6,144
Iron Mountain, Inc.	110	3,938
Kilroy Realty Corp.	40	2,994
Kimco Realty Corp.	190	4,729
Kite Realty Group Trust	40	961
Lamar Advertising Co. (Class A Stock)	40	3,021
LaSalle Hotel Properties	50	1,509
Lexington Realty Trust	100	1,072
Liberty Property Trust	64	2,457
Life Storage, Inc.	20	1,629
LTC Properties, Inc.	20	933
Macerich Co. (The)	50	3,434
Mack-Cali Realty Corp.	40	1,121
Medical Properties Trust, Inc.	140	1,785
Mid-America Apartment Communities, Inc.	54	5,127
National Retail Properties, Inc.	70	3,052
Omega Healthcare Investors, Inc.	90	2,886
Parkway Inc*	30	639
Pennsylvania Real Estate Investment Trust	30	537
Potlatch Corp.	20	824
Prologis, Inc.	240	11,724
PS Business Parks, Inc.	10	1,120
Public Storage	70	15,050
Quality Care Properties, Inc.*	40	738
Rayonier, Inc.	50	1,395
Realty Income Corp.	120	7,156
Regency Centers Corp.	50	3,486
Retail Opportunity Investments Corp.	50	1,060
Sabra Health Care REIT, Inc.	30	762
Saul Centers, Inc.	10	635
Senior Housing Properties Trust	110	2,095
Simon Property Group, Inc.	140	25,728

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
SL Green Realty Corp.	46	$5,013
Summit Hotel Properties, Inc.	40	633
Tanger Factory Outlet Centers, Inc.	40	1,368
Taubman Centers, Inc.	30	2,125
UDR, Inc.	120	4,194
Universal Health Realty Income Trust	10	621
Urban Edge Properties	40	1,119
Urstadt Biddle Properties, Inc. (Class A Stock)	20	449
Ventas, Inc.	160	9,867
Vornado Realty Trust	80	8,505
Washington Prime Group, Inc.	80	772
Weingarten Realty Investors	50	1,781
Welltower, Inc.	160	10,608
Weyerhaeuser Co.	340	10,652

		340,659

Food & Staples Retailing 1.8%
Andersons, Inc. (The)	20	755
Casey’s General Stores, Inc.	20	2,298
Costco Wholesale Corp.	200	32,790
CVS Health Corp.	480	37,829
Kroger Co. (The)	430	14,603
SpartanNash Co.	20	757
Sprouts Farmers Market, Inc.*	60	1,120
SUPERVALU, Inc.*	120	470
Sysco Corp.	230	12,066
United Natural Foods, Inc.*	20	914
Wal-Mart Stores, Inc.	690	46,050
Walgreens Boots Alliance, Inc.	390	31,957
Whole Foods Market, Inc.	140	4,231

		185,840

Food Products 1.6%
Archer-Daniels-Midland Co.	260	11,508
B&G Foods, Inc.	30	1,330
Cal-Maine Foods, Inc.	20	834
Calavo Growers, Inc.	10	553
Campbell Soup Co.	90	5,601
Conagra Brands, Inc.	190	7,427
Darling Ingredients, Inc.*	70	840
Dean Foods Co.	40	794
Flowers Foods, Inc.	80	1,609

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	19

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food Products (cont’d.)
General Mills, Inc.	270	$16,870
Hain Celestial Group, Inc. (The)*	50	1,978
Hershey Co. (The)	60	6,328
Hormel Foods Corp.	120	4,356
Ingredion, Inc.	30	3,846
J&J Snack Foods Corp.	10	1,276
JM Smucker Co. (The)	50	6,792
Kellogg Co.	110	7,998
Kraft Heinz Co. (The)	270	24,108
Lamb Weston Holdings, Inc.	60	2,242
Lancaster Colony Corp.	10	1,310
McCormick & Co., Inc.	50	4,777
Mead Johnson Nutrition Co.	80	5,637
Mondelez International, Inc. (Class A Stock)	710	31,439
Post Holdings, Inc.*	30	2,510
Sanderson Farms, Inc.	10	910
Seneca Foods Corp. (Class A Stock)*	20	717
Snyder’s-Lance, Inc.	30	1,151
Tootsie Roll Industries, Inc.	20	749
TreeHouse Foods, Inc.*	20	1,518
Tyson Foods, Inc. (Class A Stock)	130	8,163
WhiteWave Foods Co. (The)*	80	4,405

		169,576

Gas Utilities 0.2%
Atmos Energy Corp.	50	3,809
National Fuel Gas Co.	40	2,246
New Jersey Resources Corp.	40	1,508
Northwest Natural Gas Co.	10	589
ONE Gas, Inc.	20	1,292
South Jersey Industries, Inc.	30	990
Southwest Gas Holdings, Inc.	20	1,611
Spire, Inc.	20	1,300
UGI Corp.	80	3,710
WGL Holdings, Inc.	20	1,639

		18,694

Health Care Equipment & Supplies 2.1%
Abaxis, Inc.	10	510
ABIOMED, Inc.*	20	2,127
Align Technology, Inc.*	30	2,751
Analogic Corp.	10	776

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
AngioDynamics, Inc.*	30	$483
Anika Therapeutics, Inc.*	10	505
Baxter International, Inc.	220	10,540
Becton Dickinson and Co.	100	17,729
Boston Scientific Corp.*	620	14,917
C.R. Bard, Inc.	35	8,307
Cantel Medical Corp.	20	1,548
CONMED Corp.	10	446
Cooper Cos., Inc. (The)	24	4,431
CryoLife, Inc.*	30	570
Cynosure, Inc. (Class A Stock)*	10	534
Danaher Corp.	280	23,498
DENTSPLY SIRONA, Inc.	100	5,670
Edwards Lifesciences Corp.*	100	9,624
Globus Medical, Inc. (Class A Stock)*	30	791
Haemonetics Corp.*	20	797
Halyard Health, Inc.*	20	769
Hologic, Inc.*	130	5,269
ICU Medical, Inc.*	10	1,371
Inogen, Inc.*	10	644
Integer Holdings Corp.*	20	648
Integra LifeSciences Holdings Corp.*	20	835
Intuitive Surgical, Inc.*	20	13,854
Invacare Corp.	40	460
LivaNova PLC*	20	962
Masimo Corp.*	20	1,472
Medtronic PLC	630	47,893
Meridian Bioscience, Inc.	30	393
Merit Medical Systems, Inc.*	20	508
Natus Medical, Inc.*	10	390
Neogen Corp.*	20	1,321
NuVasive, Inc.*	20	1,415
ResMed, Inc.	60	4,052
STERIS PLC	40	2,833
Stryker Corp.	140	17,294
Surmodics, Inc.*	20	484
Teleflex, Inc.	20	3,355
Varex Imaging Corp.*	16	460
Varian Medical Systems, Inc.*	40	3,106
Vascular Solutions, Inc.*	10	559
West Pharmaceutical Services, Inc.	30	2,539
Zeltiq Aesthetics, Inc.*	10	443

		219,883

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	21

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services 2.5%
Aceto Corp.	30	$573
Adeptus Health, Inc. (Class A Stock)*	40	287
Aetna, Inc.	160	18,978
Air Methods Corp.*	20	714
Almost Family, Inc.*	10	473
Amedisys, Inc.*	10	458
AmerisourceBergen Corp.	70	6,110
AMN Healthcare Services, Inc.*	20	717
Anthem, Inc.	120	18,497
BioTelemetry, Inc.*	30	692
Cardinal Health, Inc.	140	10,494
Centene Corp.*	80	5,062
Chemed Corp.	10	1,661
Cigna Corp.	120	17,546
Community Health Systems, Inc.*	80	512
CorVel Corp.*	20	767
Cross Country Healthcare, Inc.*	30	434
DaVita, Inc.*	70	4,462
Diplomat Pharmacy, Inc.*	30	412
Ensign Group, Inc. (The)	20	407
Envision Healthcare Corp*	34	2,312
Express Scripts Holding Co.*	290	19,975
HCA Holdings, Inc.*	130	10,436
HealthEquity, Inc.*	20	925
HealthSouth Corp.	40	1,553
Henry Schein, Inc.*	40	6,394
Humana, Inc.	70	13,895
Kindred Healthcare, Inc.	70	466
Laboratory Corp. of America Holdings*	50	6,710
Landauer, Inc.	10	514
LHC Group, Inc.*	10	501
LifePoint Health, Inc.*	20	1,187
Magellan Health, Inc.*	10	749
McKesson Corp.	100	13,915
MEDNAX, Inc.*	40	2,734
Molina Healthcare, Inc.*	20	1,134
Owens & Minor, Inc.	30	1,076
Patterson Cos., Inc.	34	1,415
PharMerica Corp.*	20	496
Providence Service Corp. (The)*	20	773
Quest Diagnostics, Inc.	60	5,515
Quorum Health Corp.*	70	615
Select Medical Holdings Corp.*	50	623

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Surgical Care Affiliates, Inc.*	10	$565
Tenet Healthcare Corp.*	30	528
Tivity Health, Inc.*	20	513
UnitedHealth Group, Inc.	443	71,810
Universal Health Services, Inc. (Class B Stock)	40	4,505
US Physical Therapy, Inc.	10	702
VCA, Inc.*	40	3,624
WellCare Health Plans, Inc.*	20	2,911

		268,327

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	80	937
Cerner Corp.*	140	7,520
Computer Programs & Systems, Inc.	20	452
HealthStream, Inc.*	20	459
HMS Holdings Corp.*	40	726
Medidata Solutions, Inc.*	20	991
Omnicell, Inc.*	20	718
Quality Systems, Inc.*	30	450

		12,253

Health Care Equipment & Supplies 0.5%
Abbott Laboratories	783	32,714
Hill-Rom Holdings, Inc.	30	1,766
IDEXX Laboratories, Inc.*	40	4,893
Zimmer Biomet Holdings, Inc.	90	10,650

		50,023

Hotels, Restaurants & Leisure 1.7%
Belmond Ltd. (United Kingdom) (Class A Stock)*	40	554
Biglari Holdings, Inc.*	3	1,330
BJ’s Restaurants, Inc.*	20	711
Bob Evans Farms, Inc.	10	564
Boyd Gaming Corp.*	40	813
Brinker International, Inc.	20	890
Buffalo Wild Wings, Inc.*	10	1,510
Carnival Corp.	200	11,076
Cheesecake Factory, Inc. (The)	20	1,205
Chipotle Mexican Grill, Inc.*	15	6,322
Churchill Downs, Inc.	10	1,433
Chuy’s Holdings, Inc.*	20	588
Cracker Barrel Old Country Store, Inc.	10	1,581

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	23

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Darden Restaurants, Inc.	60	$4,397
Dave & Buster’s Entertainment, Inc.*	20	1,089
DineEquity, Inc.	10	686
Domino’s Pizza, Inc.	20	3,491
Dunkin’ Brands Group, Inc.	40	2,075
El Pollo Loco Holdings, Inc.*	40	498
Fiesta Restaurant Group, Inc.*	20	526
ILG, Inc.	30	568
International Speedway Corp. (Class A Stock)	20	733
Jack in the Box, Inc.	10	1,079
Marcus Corp. (The)	20	593
Marriott International, Inc. (Class A Stock)	140	11,844
Marriott Vacations Worldwide Corp.	10	865
McDonald’s Corp.	388	47,557
Monarch Casino & Resort, Inc.*	20	475
Panera Bread Co. (Class A Stock)*	10	2,091
Papa John’s International, Inc.	10	852
Popeyes Louisiana Kitchen, Inc.*	10	632
Red Robin Gourmet Burgers, Inc.*	10	476
Royal Caribbean Cruises Ltd.	80	7,490
Ruby Tuesday, Inc.*	140	274
Ruth’s Hospitality Group, Inc.	30	514
Scientific Games Corp. (Class A Stock)*	30	510
Shake Shack, Inc. (Class A Stock)*	10	353
Sonic Corp.	20	498
Starbucks Corp.	670	36,997
Texas Roadhouse, Inc.	30	1,399
Wendy’s Co. (The)	90	1,218
Wingstop, Inc.	10	285
Wyndham Worldwide Corp.	50	3,953
Wynn Resorts Ltd.	30	3,043
Yum! Brands, Inc.	160	10,485

		176,123

Household Durables 0.6%
CalAtlantic Group, Inc.	30	1,046
Cavco Industries, Inc.*	10	983
D.R. Horton, Inc.	150	4,486
Ethan Allen Interiors, Inc.	20	582
Garmin Ltd.	50	2,415
Harman International Industries, Inc.	30	3,335
Helen of Troy Ltd.*	10	933

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables (cont’d.)
Installed Building Products, Inc.*	20	$818
iRobot Corp.*	10	606
KB Home	40	655
La-Z-Boy, Inc.	20	572
Leggett & Platt, Inc.	60	2,863
Lennar Corp. (Class A Stock)	80	3,572
LGI Homes, Inc.*	20	621
M/I Homes, Inc.*	20	503
MDC Holdings, Inc.	21	568
Meritage Homes Corp.*	20	735
Mohawk Industries, Inc.*	30	6,475
Newell Brands, Inc.	220	10,413
NVR, Inc.*	2	3,716
PulteGroup, Inc.	140	3,011
Tempur Sealy International, Inc.*	20	860
Toll Brothers, Inc.*	70	2,195
TopBuild Corp.*	20	742
TRI Pointe Group, Inc.*	70	859
Tupperware Brands Corp.	20	1,207
Universal Electronics, Inc.*	10	595
WCI Communities, Inc.*	20	468
Whirlpool Corp.	30	5,247

		61,081

Household Products 1.6%
Central Garden & Pet Co.*	20	657
Central Garden & Pet Co. (Class A Stock)*	20	616
Church & Dwight Co., Inc.	120	5,426
Clorox Co. (The)	60	7,200
Colgate-Palmolive Co.	400	25,832
Energizer Holdings, Inc.	26	1,312
Kimberly-Clark Corp.	170	20,592
Procter & Gamble Co. (The)	1,220	106,872
WD-40 Co.	10	1,052

		169,559

Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	300	3,432
NRG Energy, Inc.	140	2,316

		5,748

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	25

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Industrial Conglomerates 2.1%
3M Co.	278	$48,600
Carlisle Cos., Inc.	30	3,273
General Electric Co.	4,070	120,879
Honeywell International, Inc.	350	41,412
Raven Industries, Inc.	20	501
Roper Technologies, Inc.	40	7,674

		222,339

Insurance 2.8%
Aflac, Inc.	190	13,298
Alleghany Corp.*	7	4,281
Allstate Corp. (The)	170	12,786
American Equity Investment Life Holding Co.	40	944
American Financial Group, Inc.	30	2,585
American International Group, Inc.	460	29,560
AMERISAFE, Inc.	10	630
Aon PLC	120	13,524
Arthur J Gallagher & Co.	80	4,306
Aspen Insurance Holdings Ltd. (Bermuda)	30	1,692
Assurant, Inc.	20	1,943
Brown & Brown, Inc.	50	2,106
Chubb Ltd.	210	27,613
Cincinnati Financial Corp.	70	4,941
CNO Financial Group, Inc.	80	1,513
eHealth, Inc.*	50	613
Employers Holdings, Inc.	20	729
Endurance Specialty Holdings Ltd.	30	2,781
Everest Re Group Ltd.	20	4,399
First American Financial Corp.	50	1,879
Genworth Financial, Inc. (Class A Stock)*	230	773
Hanover Insurance Group, Inc. (The)	20	1,679
Hartford Financial Services Group, Inc. (The)	170	8,281
HCI Group, Inc.	20	827
Horace Mann Educators Corp.	20	827
Infinity Property & Casualty Corp.	10	868
Kemper Corp.	20	864
Lincoln National Corp.	100	6,751
Loews Corp.	120	5,590
Maiden Holdings Ltd.	30	533
Marsh & McLennan Cos., Inc.	230	15,645
Mercury General Corp.	20	1,265
MetLife, Inc.	500	27,205

See Notes to Financial Statements.

26

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
Navigators Group, Inc. (The)	20	$1,123
Old Republic International Corp.	110	2,288
Primerica, Inc.	20	1,509
Principal Financial Group, Inc.	120	6,851
ProAssurance Corp.	20	1,088
Progressive Corp. (The)	260	9,734
Prudential Financial, Inc.	200	21,022
Reinsurance Group of America, Inc.	30	3,764
RenaissanceRe Holdings Ltd. (Bermuda)	20	2,726
RLI Corp.	20	1,188
Safety Insurance Group, Inc.	10	717
Selective Insurance Group, Inc.	20	834
Stewart Information Services Corp.	10	437
Torchmark Corp.	50	3,677
Travelers Cos., Inc. (The)	130	15,311
United Fire Group, Inc.	10	472
United Insurance Holdings Corp.	30	410
Universal Insurance Holdings, Inc.	20	523
Unum Group	110	4,997
W.R. Berkley Corp.	40	2,688
Willis Towers Watson PLC	60	7,508
XL Group Ltd. (Bermuda)	120	4,508

		296,606

Internet & Direct Marketing Retail 2.1%
Amazon.com, Inc.*	181	149,050
Blue Nile, Inc.	10	407
Expedia, Inc.	50	6,079
FTD Cos., Inc.*	20	460
HSN, Inc.	20	705
Netflix, Inc.*	200	28,142
Nutrisystem, Inc.	20	661
PetMed Express, Inc.	20	424
Priceline Group, Inc. (The)*	23	36,228
TripAdvisor, Inc.*	50	2,645

		224,801

Internet Software & Services 3.9%
Akamai Technologies, Inc.*	80	5,487
Alphabet, Inc. (Class A Stock)*	138	113,186
Alphabet, Inc. (Class C Stock)*	138	109,957
Blucora, Inc.*	30	453

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	27

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
comScore, Inc.*	20	$671
DHI Group, Inc.*	70	399
eBay, Inc.*	480	15,278
Facebook, Inc. (Class A Stock)*	1,074	139,964
j2 Global, Inc.	20	1,676
Liquidity Services, Inc.*	50	488
LivePerson, Inc.*	50	365
LogMeIn, Inc.	10	1,081
NIC, Inc.	30	723
QuinStreet, Inc.*	150	525
Shutterstock, Inc.*	10	538
SPS Commerce, Inc.*	10	690
Stamps.com, Inc.*	10	1,216
VeriSign, Inc.*	40	3,208
WebMD Health Corp.*	20	998
XO Group, Inc.*	30	565
Yahoo!, Inc.*	400	17,628

		415,096

IT Services 3.5%
Accenture PLC (Class A Stock)	290	33,022
Acxiom Corp.*	30	783
Alliance Data Systems Corp.	30	6,851
Automatic Data Processing, Inc.	210	21,208
Broadridge Financial Solutions, Inc.	50	3,326
CACI International, Inc. (Class A Stock)*	10	1,228
Cardtronics PLC (Class A Stock)*	20	1,092
Ciber, Inc.*	600	259
Cognizant Technology Solutions Corp. (Class A Stock)*	280	14,725
Computer Sciences Corp.	60	3,732
Convergys Corp.	40	993
CoreLogic, Inc.*	40	1,411
CSG Systems International, Inc.	10	484
CSRA, Inc.	60	1,861
DST Systems, Inc.	20	2,303
ExlService Holdings, Inc.*	10	459
Fidelity National Information Services, Inc.	150	11,913
Fiserv, Inc.*	100	10,743
Forrester Research, Inc.	20	816
Gartner, Inc.*	40	3,974
Global Payments, Inc.	70	5,410
International Business Machines Corp.	400	69,808

See Notes to Financial Statements.

28

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
Jack Henry & Associates, Inc.	40	$3,591
Leidos Holdings, Inc.	60	2,899
ManTech International Corp. (Class A Stock)	10	389
Mastercard, Inc. (Class A Stock)	440	46,785
MAXIMUS, Inc.	30	1,654
NeuStar, Inc. (Class A Stock)*	20	664
Paychex, Inc.	140	8,441
PayPal Holdings, Inc.*	510	20,288
Perficient, Inc.*	30	532
Science Applications International Corp.	20	1,628
Sykes Enterprises, Inc.*	20	559
TeleTech Holdings, Inc.	20	592
Teradata Corp.*	60	1,762
Total System Services, Inc.	70	3,548
Virtusa Corp.*	30	764
Visa, Inc. (Class A Stock)	854	70,634
Western Union Co. (The)	220	4,308
WEX, Inc.*	20	2,287
Xerox Corp.	390	2,703

		370,429

Leisure Products 0.1%
Arctic Cat, Inc.*	30	564
Brunswick Corp.	40	2,394
Callaway Golf Co.	40	453
Hasbro, Inc.	50	4,125
Mattel, Inc.	150	3,932
Nautilus, Inc.*	30	521
Polaris Industries, Inc.	30	2,522
Sturm Ruger & Co., Inc.	10	528
Vista Outdoor, Inc.*	24	691

		15,730

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	150	7,345
Albany Molecular Research, Inc.*	30	552
Bio-Rad Laboratories, Inc. (Class A Stock)*	10	1,901
Bio-Techne Corp.	20	2,035
Cambrex Corp.*	10	525
Charles River Laboratories International, Inc.*	20	1,616
Illumina, Inc.*	70	11,207
Luminex Corp.*	20	404

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	29

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
Mettler-Toledo International, Inc.*	10	$4,266
PAREXEL International Corp.*	20	1,418
PerkinElmer, Inc.	50	2,659
Thermo Fisher Scientific, Inc.	186	28,345
Waters Corp.*	40	5,666

		67,939

Machinery 1.8%
Actuant Corp. (Class A Stock)	30	784
AGCO Corp.	30	1,884
Alamo Group, Inc.	10	756
Albany International Corp. (Class A Stock)	10	474
Astec Industries, Inc.	10	700
Barnes Group, Inc.	20	963
Briggs & Stratton Corp.	20	433
Caterpillar, Inc.	260	24,872
Chart Industries, Inc.*	20	776
CIRCOR International, Inc.	10	623
CLARCOR, Inc.	20	1,656
Crane Co.	20	1,441
Cummins, Inc.	70	10,291
Deere & Co.	130	13,916
Donaldson Co., Inc.	60	2,535
Dover Corp.	70	5,442
EnPro Industries, Inc.	10	679
ESCO Technologies, Inc.	10	582
Federal Signal Corp.	30	466
Flowserve Corp.	60	2,950
Fortive Corp.	140	7,743
Franklin Electric Co., Inc.	20	807
Graco, Inc.	20	1,792
Greenbrier Cos., Inc. (The)	20	875
Harsco Corp.*	40	534
Hillenbrand, Inc.	24	877
IDEX Corp.	30	2,705
Illinois Tool Works, Inc.	144	18,317
Ingersoll-Rand PLC	120	9,522
ITT, Inc.	40	1,635
John Bean Technologies Corp.	10	863
Joy Global, Inc.	40	1,125
Kennametal, Inc.	30	1,072
Lincoln Electric Holdings, Inc.	30	2,501

See Notes to Financial Statements.

30

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
Lindsay Corp.	10	$753
Lydall, Inc.*	10	610
Mueller Industries, Inc.	20	805
Nordson Corp.	30	3,406
Oshkosh Corp.	30	2,089
PACCAR, Inc.	160	10,770
Parker-Hannifin Corp.	60	8,828
Pentair PLC (United Kingdom)	70	4,104
Proto Labs, Inc.*	10	525
Snap-on, Inc.	30	5,446
SPX Corp.*	20	499
SPX FLOW, Inc.*	20	698
Standex International Corp.	10	872
Stanley Black & Decker, Inc.	70	8,680
Tennant Co.	10	692
Terex Corp.	50	1,590
Timken Co. (The)	30	1,332
Titan International, Inc.	40	532
Toro Co. (The)	50	2,946
Trinity Industries, Inc.	70	1,928
Wabash National Corp.	40	706
Wabtec Corp.	40	3,466
Watts Water Technologies, Inc. (Class A Stock)	10	660
Woodward, Inc.	20	1,393
Xylem, Inc.	80	3,945

		189,866

Marine
Kirby Corp.*	20	1,289
Matson, Inc.	20	713

		2,002

Media 2.9%
AMC Networks, Inc. (Class A Stock)*	30	1,721
Cable One, Inc.	3	1,897
CBS Corp. (Class B Stock)	180	11,608
Charter Communications, Inc. (Class A Stock)*	100	32,395
Cinemark Holdings, Inc.	45	1,913
Comcast Corp. (Class A Stock)	1,090	82,208
Discovery Communications, Inc. (Class A Stock)*	70	1,985
Discovery Communications, Inc. (Class C Stock)*	100	2,771
EW Scripps Co. (The) (Class A Stock)*	30	584

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	31

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
Gannett Co., Inc.	50	$481
Interpublic Group of Cos., Inc. (The)	180	4,235
John Wiley & Sons, Inc. (Class A Stock)	20	1,102
Live Nation Entertainment, Inc.*	60	1,717
Meredith Corp.	20	1,226
New Media Investment Group, Inc.	20	305
New York Times Co. (The) (Class A Stock)	50	675
News Corp. (Class A Stock)	170	2,089
News Corp. (Class B Stock)	50	633
Omnicom Group, Inc.	110	9,422
Scholastic Corp.	10	458
Scripps Networks Interactive, Inc. (Class A Stock)	40	3,046
TEGNA, Inc.	100	2,291
Time Warner, Inc.	350	33,898
Time, Inc.	40	770
Twenty-First Century Fox, Inc. (Class A Stock)	480	15,062
Twenty-First Century Fox, Inc. (Class B Stock)	220	6,822
Viacom, Inc. (Class B Stock)	160	6,742
Walt Disney Co. (The)	670	74,135
World Wrestling Entertainment, Inc. (Class A Stock)	30	587

		302,778

Metals & Mining 0.5%
AK Steel Holding Corp.*	140	1,131
Allegheny Technologies, Inc.	50	1,086
Carpenter Technology Corp.	20	800
Century Aluminum Co.*	40	616
Commercial Metals Co.	50	1,022
Compass Minerals International, Inc.	10	836
Freeport-McMoRan, Inc.*	560	9,324
Haynes International, Inc.	20	822
Kaiser Aluminum Corp.	10	785
Materion Corp.	20	786
Newmont Mining Corp.	240	8,707
Nucor Corp.	140	8,133
Olympic Steel, Inc.	20	450
Reliance Steel & Aluminum Co.	30	2,389
Royal Gold, Inc.	30	2,165
Steel Dynamics, Inc.	110	3,719
Stillwater Mining Co.*	50	850
SunCoke Energy, Inc.*	40	353
TimkenSteel Corp.*	30	506

See Notes to Financial Statements.

32

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
United States Steel Corp.	80	$2,617
Worthington Industries, Inc.	20	956

		48,053

Mortgage Real Estate Investment Trusts (REITs)
Capstead Mortgage Corp.	40	427

Multi-Utilities 1.0%
Ameren Corp.	110	5,792
Avista Corp.	30	1,159
Black Hills Corp.	20	1,251
CenterPoint Energy, Inc.	190	4,980
CMS Energy Corp.	130	5,538
Consolidated Edison, Inc.	140	10,409
Dominion Resources, Inc.	283	21,587
DTE Energy Co.	80	7,891
MDU Resources Group, Inc.	90	2,642
NiSource, Inc.	150	3,356
NorthWestern Corp.	20	1,142
Public Service Enterprise Group, Inc.	230	10,177
SCANA Corp.	60	4,122
Sempra Energy	116	11,877
Vectren Corp.	40	2,196
WEC Energy Group, Inc.	140	8,267

		102,386

Multiline Retail 0.4%
Big Lots, Inc.	20	1,000
Dollar General Corp.	120	8,858
Dollar Tree, Inc.*	110	8,491
Fred’s, Inc. (Class A Stock)	30	437
JC Penney Co., Inc.*	140	931
Kohl’s Corp.	80	3,186
Macy’s, Inc.	140	4,136
Nordstrom, Inc.	50	2,211
Ollie’s Bargain Outlet Holdings, Inc.*	20	611
Target Corp.	260	16,765
Tuesday Morning Corp.*	80	344

		46,970

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	33

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	250	$17,383
Apache Corp.	170	10,169
Bill Barrett Corp.*	75	491
Cabot Oil & Gas Corp.	210	4,511
Carrizo Oil & Gas, Inc.*	30	1,061
Chesapeake Energy Corp.*	340	2,193
Chevron Corp.	860	95,761
Cimarex Energy Co.	50	6,761
Cloud Peak Energy, Inc.*	70	398
Concho Resources, Inc.*	60	8,366
ConocoPhillips	560	27,306
CONSOL Energy, Inc.	80	1,355
Contango Oil & Gas Co.*	50	405
Denbury Resources, Inc.*	180	603
Devon Energy Corp.	240	10,930
Energen Corp.*	40	2,156
EOG Resources, Inc.	250	25,395
EQT Corp.	80	4,850
Exxon Mobil Corp.	1,930	161,908
Green Plains, Inc.	20	450
Gulfport Energy Corp.*	70	1,463
Hess Corp.	120	6,502
HollyFrontier Corp.	80	2,318
Kinder Morgan, Inc.	870	19,436
Marathon Oil Corp.	380	6,365
Marathon Petroleum Corp.	240	11,532
Murphy Oil Corp.	70	2,024
Newfield Exploration Co.*	90	3,607
Noble Energy, Inc.	190	7,554
Northern Oil and Gas, Inc.*	100	360
Occidental Petroleum Corp.	350	23,719
ONEOK, Inc.	90	4,960
PDC Energy, Inc.*	20	1,479
Phillips 66	200	16,324
Pioneer Natural Resources Co.	80	14,418
QEP Resources, Inc.*	110	1,918
Range Resources Corp.	80	2,587
REX American Resources Corp.*	10	830
SM Energy Co.	45	1,373
Southwestern Energy Co.*	220	1,982
Spectra Energy Corp.	320	13,328
Synergy Resources Corp.*	90	775
Tesoro Corp.	50	4,043

See Notes to Financial Statements.

34

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	210	$13,810
Western Refining, Inc.	30	1,050
Williams Cos., Inc. (The)	370	10,671
World Fuel Services Corp.	30	1,334
WPX Energy, Inc.*	180	2,507

		560,721

Paper & Forest Products 0.1%
Boise Cascade Co.*	20	496
Clearwater Paper Corp.*	10	629
Deltic Timber Corp.	10	760
Domtar Corp.	30	1,311
KapStone Paper & Packaging Corp.	40	959
Louisiana-Pacific Corp.*	60	1,148
Neenah Paper, Inc.	10	821
P.H. Glatfelter Co.	20	488
Schweitzer-Mauduit International, Inc.	10	443

		7,055

Personal Products 0.2%
Avon Products, Inc.*	200	1,174
Coty, Inc. (Class A Stock)	210	4,032
Edgewell Personal Care Co.*	30	2,365
Estee Lauder Cos., Inc. (The) (Class A Stock)	100	8,121
Inter Parfums, Inc.	20	682
Medifast, Inc.	20	844

		17,218

Pharmaceuticals 4.3%
Akorn, Inc.*	40	764
Allergan PLC*	175	38,306
Amphastar Pharmaceuticals, Inc.*	20	315
ANI Pharmaceuticals, Inc.*	10	604
Bristol-Myers Squibb Co.	760	37,362
Catalent, Inc.*	60	1,606
Depomed, Inc.*	30	543
Eli Lilly & Co.	440	33,893
Endo International PLC*	90	1,102
Impax Laboratories, Inc.*	30	395
Innoviva, Inc.*	40	424
Johnson & Johnson	1,250	141,562
Lannett Co., Inc.*	20	403

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	35

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Mallinckrodt PLC*	50	$2,436
Medicines Co. (The)*	30	1,081
Merck & Co., Inc.	1,260	78,107
Mylan NV*	210	7,990
Nektar Therapeutics*	70	848
Perrigo Co. PLC	60	4,569
Pfizer, Inc.	2,760	87,575
Phibro Animal Health Corp. (Class A Stock)	20	534
Prestige Brands Holdings, Inc.*	20	1,055
SciClone Pharmaceuticals, Inc.*	40	406
Supernus Pharmaceuticals, Inc.*	20	541
Zoetis, Inc.	220	12,087

		454,508

Professional Services 0.3%
CDI Corp.*	60	516
CEB, Inc.	10	764
Dun & Bradstreet Corp. (The)	20	2,452
Equifax, Inc.	57	6,685
Exponent, Inc.	10	580
FTI Consulting, Inc.*	20	843
Heidrick & Struggles International, Inc.	20	447
Insperity, Inc.	10	715
Kelly Services, Inc. (Class A Stock)	20	448
Korn/Ferry International	20	581
ManpowerGroup, Inc.	30	2,864
Navigant Consulting, Inc.*	20	494
Nielsen Holdings PLC	150	6,136
On Assignment, Inc.*	20	906
Resources Connection, Inc.	30	501
Robert Half International, Inc.	60	2,824
TrueBlue, Inc.*	20	495
Verisk Analytics, Inc.*	70	5,785
WageWorks, Inc.*	20	1,443

		35,479

Real Estate Management & Development 0.1%
Alexander & Baldwin, Inc.	20	890
CBRE Group, Inc. (Class A Stock)*	130	3,947
Forestar Group, Inc.*	40	522
HFF, Inc. (Class A Stock)	20	594
Jones Lang LaSalle, Inc.	20	2,061
REX Holdings, Inc. (Class A Stock)	10	560

		8,574

See Notes to Financial Statements.

36

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail 0.9%
ArcBest Corp.	20	$632
Avis Budget Group, Inc.*	40	1,489
Celadon Group, Inc.	60	456
CSX Corp.	430	19,948
Genesee & Wyoming, Inc. (Class A Stock)*	22	1,658
Heartland Express, Inc.	20	412
JB Hunt Transport Services, Inc.	40	3,963
Kansas City Southern	50	4,295
Knight Transportation, Inc.	30	1,002
Landstar System, Inc.	20	1,692
Marten Transport Ltd.	20	457
Norfolk Southern Corp.	130	15,270
Old Dominion Freight Line, Inc.*	30	2,648
Roadrunner Transportation Systems, Inc.*	40	317
Ryder System, Inc.	20	1,552
Saia, Inc.*	10	481
Union Pacific Corp.	380	40,500
Werner Enterprises, Inc.	20	562

		97,334

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	20	1,177
Advanced Micro Devices, Inc.*	330	3,422
Analog Devices, Inc.	140	10,492
Applied Materials, Inc.	490	16,782
Broadcom Ltd.	180	35,910
Brooks Automation, Inc.	30	523
Cabot Microelectronics Corp.	10	675
CEVA, Inc.*	20	707
Cirrus Logic, Inc.*	30	1,810
Cohu, Inc.	40	528
Cree, Inc.*	40	1,103
Cypress Semiconductor Corp.	140	1,652
Diodes, Inc.*	20	498
DSP Group, Inc.*	40	434
Exar Corp.*	50	513
First Solar, Inc.*	30	936
Integrated Device Technology, Inc.*	60	1,511
Intel Corp.	2,200	81,004
Intersil Corp. (Class A Stock)	60	1,346
KLA-Tencor Corp.	70	5,958
Kopin Corp.*	170	542

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	37

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Kulicke & Soffa Industries, Inc. (Singapore)*	30	$527
Lam Research Corp.	70	8,040
Linear Technology Corp.	110	6,944
Microchip Technology, Inc.	100	6,735
Micron Technology, Inc.*	470	11,332
Microsemi Corp.*	50	2,657
MKS Instruments, Inc.	20	1,318
Monolithic Power Systems, Inc.	20	1,745
Nanometrics, Inc.*	20	514
NVIDIA Corp.	240	26,203
Power Integrations, Inc.	10	710
Qorvo, Inc.*	60	3,853
QUALCOMM, Inc.	670	35,798
Rambus, Inc.*	50	649
Rudolph Technologies, Inc.*	30	689
Semtech Corp.*	30	989
Silicon Laboratories, Inc.*	20	1,304
Skyworks Solutions, Inc.	90	8,257
Synaptics, Inc.*	10	564
Teradyne, Inc.	90	2,554
Tessera Holding Corp.	20	904
Texas Instruments, Inc.	460	34,748
Ultratech, Inc.*	20	518
Veeco Instruments, Inc.*	20	515
Versum Materials, Inc.*	50	1,397
Xilinx, Inc.	110	6,402

		333,389

Software 4.3%
8x8, Inc.*	40	634
ACI Worldwide, Inc.*	50	970
Activision Blizzard, Inc.	310	12,465
Adobe Systems, Inc.*	230	26,078
ANSYS, Inc.*	40	3,730
Autodesk, Inc.*	90	7,321
Blackbaud, Inc.	20	1,312
Bottomline Technologies (de), Inc.*	20	514
CA, Inc.	140	4,378
Cadence Design Systems, Inc.*	130	3,384
CDK Global, Inc.	70	4,379
Citrix Systems, Inc.*	70	6,383
CommVault Systems, Inc.*	20	982
Ebix, Inc.	10	555

See Notes to Financial Statements.

38

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
Electronic Arts, Inc.*	140	$11,680
Fair Isaac Corp.	20	2,466
Fortinet, Inc.*	70	2,328
Intuit, Inc.	110	13,044
Manhattan Associates, Inc.*	30	1,538
Mentor Graphics Corp.	50	1,846
Microsoft Corp.	3,600	232,740
MicroStrategy, Inc. (Class A Stock)*	10	2,013
Monotype Imaging Holdings, Inc.	30	657
Oracle Corp.	1,370	54,951
Progress Software Corp.	20	560
PTC, Inc.*	50	2,629
Qualys, Inc.*	20	718
Red Hat, Inc.*	80	6,070
salesforce.com, Inc.*	290	22,939
Symantec Corp.	280	7,714
Synchronoss Technologies, Inc.*	20	770
Synopsys, Inc.*	70	4,402
Take-Two Interactive Software, Inc.*	40	2,146
Tangoe, Inc.*	50	364
TiVo Corp.*	50	945
Tyler Technologies, Inc.*	17	2,482
Ultimate Software Group, Inc. (The)*	12	2,324
VASCO Data Security International, Inc.*	30	456

		450,867

Specialty Retail 2.4%
Aaron’s, Inc.	30	928
Abercrombie & Fitch Co. (Class A Stock)	30	348
Advance Auto Parts, Inc.	30	4,927
American Eagle Outfitters, Inc.	80	1,209
Asbury Automotive Group, Inc.*	10	656
Ascena Retail Group, Inc.*	70	337
AutoNation, Inc.*	30	1,594
AutoZone, Inc.*	12	8,700
Barnes & Noble Education, Inc.*	40	402
Barnes & Noble, Inc.	40	408
Bed Bath & Beyond, Inc.	70	2,824
Best Buy Co., Inc.	120	5,342
Big 5 Sporting Goods Corp.	30	462
Buckle, Inc. (The)	20	423
Cabela’s, Inc.*	20	1,118

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	39

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Caleres, Inc.	20	$615
CarMax, Inc.*	90	6,004
Cato Corp. (The) (Class A Stock)	20	508
Chico’s FAS, Inc.	60	809
Children’s Place, Inc. (The)	10	970
CST Brands, Inc.	30	1,445
Dick’s Sporting Goods, Inc.	40	2,064
Express, Inc.*	30	319
Finish Line, Inc. (The) (Class A Stock)	20	344
Five Below, Inc.*	20	797
Foot Locker, Inc.	60	4,112
Francesca’s Holdings Corp.*	30	523
GameStop Corp. (Class A Stock)	50	1,225
Gap, Inc. (The)	100	2,303
Genesco, Inc.*	10	602
Group 1 Automotive, Inc.	10	808
Guess?, Inc.	30	383
Haverty Furniture Cos., Inc.	20	436
Hibbett Sports, Inc.*	10	330
Home Depot, Inc. (The)	560	77,045
Kirkland’s, Inc.*	30	416
L. Brands, Inc.	110	6,623
Lithia Motors, Inc. (Class A Stock)	10	1,031
Lowe’s Cos., Inc.	400	29,232
Lumber Liquidators Holdings, Inc.*	30	470
MarineMAX, Inc.*	30	644
Monro Muffler Brake, Inc.	10	599
Murphy USA, Inc.*	20	1,274
O’Reilly Automotive, Inc.*	43	11,278
Office Depot, Inc.	250	1,113
Rent-A-Center, Inc.	40	358
RH*	20	540
Ross Stores, Inc.	180	11,900
Sally Beauty Holdings, Inc.*	62	1,476
Select Comfort Corp.*	20	404
Shoe Carnival, Inc.	20	511
Signet Jewelers Ltd.	30	2,330
Sonic Automotive, Inc. (Class A Stock)	20	468
Staples, Inc.	300	2,760
Stein Mart, Inc.	60	220
Tailored Brands, Inc.	30	638
Tiffany & Co.	50	3,936
Tile Shop Holdings, Inc.*	30	573

See Notes to Financial Statements.

40

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
TJX Cos., Inc. (The)	300	$22,476
Tractor Supply Co.	60	4,420
Ulta Beauty, Inc.*	30	8,168
Urban Outfitters, Inc.*	40	1,062
Vitamin Shoppe, Inc.*	20	433
Williams-Sonoma, Inc.	40	1,928
Zumiez, Inc.*	20	401

		249,002

Technology Hardware, Storage & Peripherals 3.4%
3D Systems Corp.*	50	824
Apple, Inc.	2,462	298,764
Cray, Inc.*	30	514
Diebold Nixdorf, Inc.	30	816
Electronics For Imaging, Inc.*	20	899
Hewlett Packard Enterprise Co.	760	17,237
HP, Inc.	780	11,739
NCR Corp.*	50	2,151
NetApp, Inc.	130	4,982
Seagate Technology PLC	130	5,869
Super Micro Computer, Inc.*	20	529
Western Digital Corp.	130	10,365

		354,689

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	20	1,675
Coach, Inc.	130	4,855
Crocs, Inc.*	50	365
Deckers Outdoor Corp.*	10	576
Fossil Group, Inc.*	20	511
G-III Apparel Group Ltd.*	20	525
Hanesbrands, Inc.	170	4,031
Iconix Brand Group, Inc.*	50	514
Kate Spade & Co.*	60	1,111
Michael Kors Holdings Ltd.*	80	3,425
Movado Group, Inc.	20	543
NIKE, Inc. (Class B Stock)	610	32,269
Oxford Industries, Inc.	10	550
Perry Ellis International, Inc.*	20	472
PVH Corp.	40	3,752
Ralph Lauren Corp.	20	1,769
Skechers U.S.A., Inc. (Class A Stock)*	60	1,507

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	41

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
Steven Madden Ltd.*	20	$704
Under Armour, Inc. (Class A Stock)*	80	1,719
Under Armour, Inc. (Class C Stock)*	80	1,538
Unifi, Inc.*	20	538
Vera Bradley, Inc.*	30	344
VF Corp.	150	7,722
Wolverine World Wide, Inc.	40	940

		71,955

Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	40	756
Bank Mutual Corp.	50	478
Bofi Holding, Inc.*	20	590
Dime Community Bancshares, Inc.	30	642
HomeStreet, Inc.*	10	262
LendingTree, Inc.*	10	1,119
New York Community Bancorp, Inc.	220	3,342
Northfield Bancorp, Inc.	30	542
Northwest Bancshares, Inc.	50	853
Oritani Financial Corp.	30	521
Provident Financial Services, Inc.	30	794
TrustCo Bank Corp.	50	420
Walker & Dunlop, Inc.*	20	628
Washington Federal, Inc.	40	1,314

		12,261

Tobacco 1.5%
Altria Group, Inc.	890	63,350
Philip Morris International, Inc.	710	68,252
Reynolds American, Inc.	380	22,850
Universal Corp.	10	680

		155,132

Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	20	1,209
DXP Enterprises, Inc.*	20	756
Fastenal Co.	130	6,459
GATX Corp.	20	1,156
Kaman Corp.	10	505
MSC Industrial Direct Co., Inc. (Class A Stock)	20	2,043
NOW, Inc.*	40	850

See Notes to Financial Statements.

42

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
United Rentals, Inc.*	40	$5,061
Veritiv Corp.*	10	561
W.W. Grainger, Inc.	26	6,567
Watsco, Inc.	10	1,527

		26,694

Water Utilities 0.1%
American States Water Co.	20	876
American Water Works Co., Inc.	80	5,875
Aqua America, Inc.	80	2,433
California Water Service Group	20	690

		9,874

Wireless Telecommunication Services
Spok Holdings, Inc.	30	617
Telephone & Data Systems, Inc.	40	1,225

		1,842

TOTAL COMMON STOCKS (cost $9,715,672)		10,126,361

UNAFFILIATED EXCHANGE TRADED FUNDS 1.9%
iShares Core S&P Mid-Cap ETF	90	15,135
SPDR S&P 500 ETF Trust	790	179,749
iShares Core S&P Small-Cap ETF	100	6,836

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $196,300)		201,720

TOTAL LONG-TERM INVESTMENTS (cost $9,911,972)		10,328,081

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUND 2.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $213,203)(Note 3)(a)	213,203	213,203

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	43

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

U.S. TREASURY OBLIGATION(b)(c) 0.2%
U.S. Treasury Bill (cost $19,989)	0.480%	03/16/17	20	$19,989

TOTAL SHORT-TERM INVESTMENTS (cost $233,192)				233,192

TOTAL INVESTMENTS 100.1% (cost $10,145,164)(Note 5)				10,561,273
Liabilities in excess of other assets(d) (0.1)%				(5,325)

NET ASSETS 100.0%				$10,555,948

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Rates shown reflect yield to maturity at purchase date.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
2	S&P 500 E-Mini Index	Mar. 2017	$226,840	$227,450	$610

A U.S. Treasury obligation with a market value of $19,989 has been segregated with Morgan Stanley to cover requirements for open futures contracts at January 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

44

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$222,452	$—	$—
Air Freight & Logistics	67,327	—	—
Airlines	61,392	—	—
Auto Components	26,056	—	—
Automobiles	53,058	—	—
Banks	683,236	—	—
Beverages	182,755	—	—
Biotechnology	256,582	—	—
Building Products	44,603	—	—
Capital Markets	287,768	—	—
Chemicals	229,001	—	—
Commercial Services & Supplies	49,081	—	—
Communications Equipment	107,171	—	—
Construction & Engineering	20,050	—	—
Construction Materials	18,030	—	—
Consumer Finance	80,817	—	—
Containers & Packaging	43,516	—	—
Distributors	14,054	—	—
Diversified Consumer Services	10,848	—	—
Diversified Financial Services	146,051	—	—
Diversified Telecommunication Services	232,380	—	—
Electric Utilities	189,400	—	—
Electrical Equipment	57,933	—	—
Electronic Equipment, Instruments & Components	82,077	—	—
Energy Equipment & Services	130,941	—	—
Equity Real Estate Investment Trusts (REITs)	340,659	—	—
Food & Staples Retailing	185,840	—	—
Food Products	169,576	—	—
Gas Utilities	18,694	—	—
Health Care Equipment & Supplies	219,883	—	—
Health Care Providers & Services	268,327	—	—
Health Care Technology	12,253	—	—
Health Care Equipment & Supplies	50,023	—	—
Hotels, Restaurants & Leisure	176,123	—	—
Household Durables	61,081	—	—
Household Products	169,559	—	—

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	45

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Independent Power & Renewable Electricity Producers	$5,748	$—	$—
Industrial Conglomerates	222,339	—	—
Insurance	296,606	—	—
Internet & Direct Marketing Retail	224,801	—	—
Internet Software & Services	415,096	—	—
IT Services	370,429	—	—
Leisure Products	15,730	—	—
Life Sciences Tools & Services	67,939	—	—
Machinery	189,866	—	—
Marine	2,002	—	—
Media	302,778	—	—
Metals & Mining	48,053	—	—
Mortgage Real Estate Investment Trusts (REITs)	427	—	—
Multi-Utilities	102,386	—	—
Multiline Retail	46,970	—	—
Oil, Gas & Consumable Fuels	560,721	—	—
Paper & Forest Products	7,055	—	—
Personal Products	17,218	—	—
Pharmaceuticals	454,508	—	—
Professional Services	35,479	—	—
Real Estate Management & Development	8,574	—	—
Road & Rail	97,334	—	—
Semiconductors & Semiconductor Equipment	333,389	—	—
Software	450,867	—	—
Specialty Retail	249,002	—	—
Technology Hardware, Storage & Peripherals	354,689	—	—
Textiles, Apparel & Luxury Goods	71,955	—	—
Thrifts & Mortgage Finance	12,261	—	—
Tobacco	155,132	—	—
Trading Companies & Distributors	26,694	—	—
Water Utilities	9,874	—	—
Wireless Telecommunication Services	1,842	—	—
Unaffiliated Exchange Traded Funds	201,720	—	—
Affiliated Mutual Fund	213,203	—	—
U.S. Treasury Obligation	—	19,989	—
Other Financial Instruments*
Futures Contracts	610	—	—

Total	$10,541,894	$19,989	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

46

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Banks	6.5%
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	4.3
Software	4.3
Internet Software & Services	3.9
IT Services	3.5
Technology Hardware, Storage & Peripherals	3.4
Equity Real Estate Investment Trusts (REITs)	3.2
Semiconductors & Semiconductor Equipment	3.2
Media	2.9
Insurance	2.8
Capital Markets	2.7
Health Care Providers & Services	2.5
Biotechnology	2.4
Specialty Retail	2.4
Diversified Telecommunication Services	2.2
Chemicals	2.2
Internet & Direct Marketing Retail	2.1
Aerospace & Defense	2.1
Industrial Conglomerates	2.1
Health Care Equipment & Supplies	2.1
Affiliated Mutual Fund	2.0
Unaffiliated Exchange Traded Funds	1.9
Machinery	1.8
Electric Utilities	1.8
Food & Staples Retailing	1.8
Beverages	1.7
Hotels, Restaurants & Leisure	1.7
Food Products	1.6
Household Products	1.6
Tobacco	1.5
Diversified Financial Services	1.4
Energy Equipment & Services	1.2
Communications Equipment	1.0
Multi-Utilities	1.0
Road & Rail	0.9
Electronic Equipment, Instruments & Components	0.8
Consumer Finance	0.8%
Textiles, Apparel & Luxury Goods	0.7
Life Sciences Tools & Services	0.6
Air Freight & Logistics	0.6
Airlines	0.6
Household Durables	0.6
Electrical Equipment	0.5
Automobiles	0.5
Health Care Equipment & Supplies	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Multiline Retail	0.4
Building Products	0.4
Containers & Packaging	0.4
Professional Services	0.3
Trading Companies & Distributors	0.3
Auto Components	0.2
Construction & Engineering	0.2
U.S. Treasury Obligation	0.2
Gas Utilities	0.2
Construction Materials	0.2
Personal Products	0.2
Leisure Products	0.1
Distributors	0.1
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.1
Diversified Consumer Services	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Paper & Forest Products	0.1
Independent Power & Renewable Electricity Producers	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	47

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January, 31, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker— variation margin futures	$610	*	—	$—

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended January, 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$8,884

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$610

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

48

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $9,931,961)	$10,348,070
Affiliated investments (cost $213,203)	213,203
Receivable for investments sold	34,401
Due from manager	11,897
Dividends receivable	8,216
Receivable for Fund shares sold	162
Prepaid expenses and other assets	905

Total assets	10,616,854

Liabilities
Payable for investments purchased	37,126
Custodian and accounting fees payable	14,190
Audit fees payable	7,031
Accrued expenses	2,248
Due to broker—variation margin futures	150
Payable for Fund shares reacquired	109
Affiliated transfer agent fee payable	52

Total liabilities	60,906

Net Assets	$10,555,948

Net assets were comprised of:
Shares of beneficial interest, at par	$1,012
Paid-in capital in excess of par	10,123,725

10,124,737
Undistributed net investment income	4,612
Accumulated net realized gain on investment transactions	9,880
Net unrealized appreciation on investments	416,719

Net assets, January 31, 2017	$10,555,948

Class Q
Net asset value, offering price and redemption price per share, ($10,555,948 ÷ 1,011,981 shares of beneficial interest issued and outstanding)	$10.43

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	49

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$34,840
Affiliated dividend income	1,316
Interest income	42

Total income	36,198

Expenses
Management fee	3,836
Custodian and accounting fees	14,000
Audit fee	7,000
Legal fees and expenses	5,000
Trustees’ fees	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $100)	300
Miscellaneous	2,676

Total expenses	36,812
Less: Management fee waiver and/or expense reimbursement	(26,919)

Net expenses	9,893

Net investment income (loss)	26,305

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	996
Futures transactions	8,884

9,880

Net change in unrealized appreciation (depreciation) on:
Investments	416,109
Futures	610

416,719

Net gain (loss) on investment transactions	426,599

Net Increase (Decrease) In Net Assets Resulting From Operations	$452,904

*	Commencement of operations was November 17, 2016.

See Notes to Financial Statements.

50

Statement of Changes in Net Assets (unaudited)

November 17, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,305
Net realized gain (loss) on investment transactions	9,880
Net change in unrealized appreciation (depreciation) on investments	416,719

Net increase (decrease) in net assets resulting from operations	452,904

Dividends from net investment income (Note 1)
Class Q	(21,693)

Fund share transactions (Note 6)
Net proceeds from shares sold	10,109,126
Net asset value of shares issued in reinvestment of dividends and distributions	21,693
Cost of shares reacquired	(6,082)

Net increase (decrease) in net assets from Fund share transactions	10,124,737

Total increase (decrease)	10,555,948

Net Assets:
Beginning of period	—

End of period(a)	$10,555,948

(a) Includes undistributed net investment income of:	$4,612

*	Commencement of operations.

See Notes to Financial Statements.

Prudential QMA US Broad Market Index Fund	51

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

PIP2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential QMA US Broad Market Index Fund (the “Fund”). The Fund commenced operations on November 17, 2016.

The Fund’s investment objective is to seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

52

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally Involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential QMA US Broad Market Index Fund	53

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

54

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend

Prudential QMA US Broad Market Index Fund	55

Notes to Financial Statements (unaudited) (continued)

income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .18% of the average daily net assets of the Fund. The management fee amount waived exceeded the management fee for the period ended January 31, 2017.

Effective December 1, 2016, PI has contractually agreed through November 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax

56

expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to .20% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) pursuant to which PIMS acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from Securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities), for the period ended January 31, 2017, were $9,989,816 and $86,353, respectively.

Prudential QMA US Broad Market Index Fund	57

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Tax Basis	$10,145,164

Appreciation	529,625
Depreciation	(113,516)

Net Unrealized Appreciation	$416,109

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital

The Fund offers Class Q shares. Shares of the Fund are not registered under the Securities Act of 1933 and are only available to certain institutional clients in accordance with the requirements of the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, Prudential owned 1,002,078 Class Q shares of the Fund. At reporting period end, one shareholder of record held 99% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

	Shares	Amount
Class Q
Period ended January 31, 2017*:
Shares sold	1,010,473	$10,109,126
Shares issued in reinvestment of dividends and distributions	2,100	21,693
Shares reacquired	(592)	(6,082)

Net increase (decrease) in shares outstanding	1,011,981	$10,124,737

*	Commencement of operations was November 17, 2016.

58

7. Borrowings

PIP 2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended January 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential QMA US Broad Market Index Fund	59

Financial Highlights (unaudited)

Class Q Shares
	November 17, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investments	.42
Total from investment operations	.45
Less Dividends:
Dividends from net investment income	(.02)
Net asset value, end of period	$10.43
Total Return(c):	4.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,556
Average net assets (000)	$10,367
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.46%	(e)
Expense before waivers and/or expense reimbursement	1.70%	(e)
Net investment income (loss)	1.22%	(e)
Portfolio turnover rate	1%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

60

Approval of Advisory Agreements

Initial Approval of the Funds’ Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 2 considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreements with Quantitative Management Associates LLC (QMA), PGIM, Inc. (PGIM), Jennison Associates LLC (Jennison) and CoreCommodity Management, LLC (CoreCommodity, and together with QMA, PGIM and Jennison, the Subadvisers) with respect to each of the Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Commodity Strategies Fund (each, a PIP 2 Fund and collectively, the PIP 2 Funds) and the Prudential QMA US Core Equity Fund (the US Equity Fund, and together with the PIP 2 Funds, the Funds) prior to the Funds’ commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Funds.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadvisers; any relevant comparable performance and the Subadvisers’ qualifications and track records in serving other affiliated mutual funds; the fees proposed to be paid by the Funds to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Funds and their shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadvisers, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds.

The Trustees determined that the overall arrangements between the Funds and the Manager, which will serve as the Funds’ investment manager pursuant to management agreements, and between the Manager and the Subadvisers, which will serve as the Fund’s

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

subadvisers pursuant to the terms of a subadvisory agreements, were in the best interests of the Funds in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadvisers, as well as the provision of fund recordkeeping, compliance and other services to the Funds. With respect to the Manager’s oversight of the Subadvisers, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadvisers. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of the Funds. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Funds and the Subadvisers, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadvisers, the Board noted that it had received and considered information about the Subadvisers at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadvisers with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadvisers. The Board considered, among

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other things, the qualifications, background and experience of the Subadvisers’ portfolio managers who will be responsible for the day-to-day management of the Funds’ portfolios, as well as information on the Subadvisers’ organizational structures, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Subadvisers. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadvisers with respect to the other Prudential Retail Funds served by the Subadvisers and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadvisers under the subadvisory agreements for the Funds would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Funds had not yet commenced operations, no investment performance for the Funds existed for Board review. The Board did consider the Subadvisers’ track records in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management teams for the Funds. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreements.

Fee Rates

The Board considered the proposed management fees of 0.30% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.20% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.18% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.03% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.50% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.35% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.25% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.10% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

considered the proposed management fees of 0.75% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.75% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.27% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.12% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.23% of the Prudential TIPS Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.08% of the Prudential TIPS Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.60% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.45% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable funds. The Board noted that the contractual management fee for Prudential QMA US Core Equity Fund, Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund and Prudential Commodity Strategies Fund were in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses). The Board noted that the Prudential QMA International Developed Markets Index Fund’s contractual management fee was in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Core Equity Fund were in the first quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Broad Market Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund and Prudential TIPS Fund were in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA Mid-Cap Core Equity Fund and Prudential QMA International Developed

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Markets Index Fund were in the third quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential Jennison Small-Cap Core Equity Fund and Prudential Commodity Strategies Fund were in the fourth quartile of the Broadridge Peer Group.

The Board noted that, to ensure a competitive yield for the Funds, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Funds’ net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Funds would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Profitability

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Funds did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadvisers to realize economies of scale as the Funds’ assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Funds grew. Because the Funds had not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Funds to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadvisers and their affiliates as a result of their relationships with the Funds. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

concluded that any potential benefits to be derived by the Subadvisers were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Funds.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period and held through the six-month period ended January 31, 2017.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential TIPS Fund	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential TIPS Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual**	$1,000.00	$1,001.90	1.02%	$2.18
	Hypothetical	$1,000.00	$1,020.06	1.02%	$5.19

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by 365 days in the Fund’s fiscal year ended July 31, 2017. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 78 day period ended January 31, 2017 due to the Fund’s inception date of November 15, 2016.

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Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	175	$180,738
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/18	180	190,449
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/19	205	215,123
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/20	90	94,466
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	305	329,281
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/22	15	15,957
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	385	403,736
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/24	20	20,208
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	245	248,076
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/23	100	105,788
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	295	313,798
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	100	103,579
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	90	92,167
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	160	156,404
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	5	5,186
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	335	391,009
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	295	348,498
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	185	211,602
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625	01/15/18	40	47,370
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	80	104,262
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	235	325,568
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/19	140	166,876
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	50	70,025
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	25	34,738
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	215	319,098
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	95	135,060
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	95	130,474
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	125	248,019
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	35	71,096

TOTAL LONG-TERM INVESTMENTS (cost $5,062,188)				5,078,651

			Shares

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $22,996)(Note 3)(a)			22,996	22,996

TOTAL INVESTMENTS 100.2% (cost $5,085,184)(Note 4)				5,101,647
Liabilities in excess of other assets (0.2)%				(8,359)

NET ASSETS 100.0%				$5,093,288

See Notes to Financial Statements.

Prudential TIPS Fund	3

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—US Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$5,078,651	$—
Affiliated Mutual Fund	22,996	—	—

Total	$22,996	$5,078,651	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Sector Allocations:

The sector allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

U.S. Treasury Obligations	99.7%
Affiliated Mutual Fund	0.5

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

4

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $5,062,188)	$5,078,651
Affiliated investments (cost $22,996)	22,996
Receivable for investments sold	118,080
Receivable from manager	12,877
Interest receivable	7,546
Receivable for Fund shares sold	5
Prepaid expenses	905

Total assets	5,241,060

Liabilities
Payable for investments purchased	120,692
Custodian and accounting fees payable	14,609
Audit fees payable	9,550
Accrued expenses	2,622
Payable for Fund shares reacquired	254
Affiliated transfer agent fee payable	45

Total liabilities	147,772

Net Assets	$5,093,288

Net assets were comprised of:
Shares of beneficial interest, at par	$509
Paid-in capital in excess of par	5,092,031

5,092,540
Distributions in excess of net investment income	(13,830)
Accumulated net realized loss on investment transactions	(1,885)
Net unrealized appreciation on investments	16,463

Net assets, January 31, 2017	$5,093,288

Class Q
Net asset value, offering price and redemption price per share, ($5,093,288 ÷ 509,367 shares of beneficial interest issued and outstanding)	$10.00

See Notes to Financial Statements.

Prudential TIPS Fund	5

Statement of Operations (unaudited)

Period* Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$6,488
Affiliated dividend income	114

Total income	6,602

Expenses
Management fee	2,435
Custodian and accounting fees	15,000
Audit fee	10,000
Legal fees and expenses	5,000
Trustees’ fees	2,000
Shareholders’ reports	2,000
Miscellaneous	2,134

Total expenses	38,569
Less: Management fee waiver and/or expense reimbursement	(27,656)

Net expenses	10,913

Net investment income (loss)	(4,311)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(1,885)
Net change in unrealized appreciation (depreciation) on investments	16,463

Net gain (loss) on investment	14,578

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,267

*	Commencement of operations was November 15, 2016.

See Notes to Financial Statements.

6

Statement of Changes in Net Assets (unaudited)

November 15, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,311)
Net realized gain (loss) on investment	(1,885)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,463

Net increase (decrease) in net assets resulting from operations	10,267

Dividends from net investment income (Note 1)
Class Q	(9,519)

Fund share transactions (Note 5)
Net proceeds from shares sold	5,092,185
Net asset value of shares issued in reinvestment of dividends and distributions	9,517
Cost of shares reacquired	(9,162)

Net increase (decrease) in net assets from Fund share transactions	5,092,540

Total increase (decrease)	5,093,288

Net Assets:
Beginning of period	—

End of period	$5,093,288

*	Commencement of operations was November 15, 2016.

See Notes to Financial Statements.

Prudential TIPS Fund	7

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

PIP2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential TIPS Fund (the “Fund”). The Fund commenced operations on November 16, 2016.

The Fund’s investment objective is to seek to outperform the Bloomberg Barclays US Treasury Inflation-Protected Index.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

8

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally Involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be

Prudential TIPS Fund	9

Notes to Financial Statements (unaudited) (continued)

considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The fund expects to declare all of its net investment income as dividends daily and pay monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are

10

recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income (“PFI”) Unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..23% of the Fund’s average daily net assets. The management fee amount waived exceeded the management for the period ended January 31, 2017.

Effective December 1, 2016, PI has contractually agreed through November 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to .40% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PGIM, Inc., PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential TIPS Fund	11

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of PIP2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the period ended January 31, 2017, were $0 and $0 respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Tax Basis	$5,085,184

Appreciation	22,960
Depreciation	(6,497)

Net Unrealized Appreciation	$16,463

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

12

6. Capital

Shares of the Fund are not registered under the Securities Act of 1933 and are only available to certain institutional clients in accordance with the requirements of the Securities Act of 1933, as amended. The Fund offers Class Q shares.

PIP2 has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, Prudential owned 500,951 Class Q shares of the Fund. At reporting period end, one shareholder of record held 98% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period ended January 31, 2017*:
Shares sold	509,331	$5,092,185
Shares issued in reinvestment of dividends and distributions	960	9,517
Shares reacquired	(924)	(9,162)

Net increase (decrease) in shares outstanding	509,367	$5,092,540

*	Commencement of operations was November 15, 2016.

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowing was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended January 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique.

Prudential TIPS Fund	13

Notes to Financial Statements (unaudited) (continued)

The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

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Financial Highlights (unaudited)

Class Q Shares
	November 15, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investments	.03
Total from investment operations	.02
Less Dividends and Distributions:
Dividends from net investment income	(.02)
Net asset value, end of period	$10.00
Total Return(c)	.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,093
Average net assets (000)	$5,019
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.02%	(e)
Expense before waivers and/or expense reimbursement	3.60%	(e)
Net investment income (loss)	(.40)%	(e)
Portfolio turnover rate	14%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential TIPS Fund	15

Approval of Advisory Agreements

Initial Approval of the Funds’ Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 2 considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreements with Quantitative Management Associates LLC (QMA), PGIM, Inc. (PGIM), Jennison Associates LLC (Jennison) and CoreCommodity Management, LLC (CoreCommodity, and together with QMA, PGIM and Jennison, the Subadvisers) with respect to each of the Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Commodity Strategies Fund (each, a PIP 2 Fund and collectively, the PIP 2 Funds) and the Prudential QMA US Core Equity Fund (the US Equity Fund, and together with the PIP 2 Funds, the Funds) prior to the Funds’ commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Funds.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadvisers; any relevant comparable performance and the Subadvisers’ qualifications and track records in serving other affiliated mutual funds; the fees proposed to be paid by the Funds to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Funds and their shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadvisers, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds.

The Trustees determined that the overall arrangements between the Funds and the Manager, which will serve as the Funds’ investment manager pursuant to management agreements, and between the Manager and the Subadvisers, which will serve as the Fund’s

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

subadvisers pursuant to the terms of a subadvisory agreements, were in the best interests of the Funds in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadvisers, as well as the provision of fund recordkeeping, compliance and other services to the Funds. With respect to the Manager’s oversight of the Subadvisers, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadvisers. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of the Funds. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Funds and the Subadvisers, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadvisers, the Board noted that it had received and considered information about the Subadvisers at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadvisers with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadvisers. The Board considered, among

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other things, the qualifications, background and experience of the Subadvisers’ portfolio managers who will be responsible for the day-to-day management of the Funds’ portfolios, as well as information on the Subadvisers’ organizational structures, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Subadvisers. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadvisers with respect to the other Prudential Retail Funds served by the Subadvisers and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadvisers under the subadvisory agreements for the Funds would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Funds had not yet commenced operations, no investment performance for the Funds existed for Board review. The Board did consider the Subadvisers’ track records in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management teams for the Funds. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreements.

Fee Rates

The Board considered the proposed management fees of 0.30% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.20% of the Prudential QMA US Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.18% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.03% of the Prudential QMA US Broad Market Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.50% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.35% of the Prudential QMA Mid-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.25% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.10% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

considered the proposed management fees of 0.75% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.75% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential Jennison Small-Cap Core Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.27% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.12% of the Prudential Core Conservative Bond Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.23% of the Prudential TIPS Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.08% of the Prudential TIPS Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board considered the proposed management fees of 0.60% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.45% of the Prudential Commodity Strategies Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable funds. The Board noted that the contractual management fee for Prudential QMA US Core Equity Fund, Prudential QMA US Broad Market Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund and Prudential Commodity Strategies Fund were in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses). The Board noted that the Prudential QMA International Developed Markets Index Fund’s contractual management fee was in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Core Equity Fund were in the first quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA US Broad Market Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Core Conservative Bond Fund and Prudential TIPS Fund were in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA Mid-Cap Core Equity Fund and Prudential QMA International Developed

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Markets Index Fund were in the third quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential Jennison Small-Cap Core Equity Fund and Prudential Commodity Strategies Fund were in the fourth quartile of the Broadridge Peer Group.

The Board noted that, to ensure a competitive yield for the Funds, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Funds’ net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Funds would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Profitability

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Funds did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadvisers to realize economies of scale as the Funds’ assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Funds grew. Because the Funds had not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Funds to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadvisers and their affiliates as a result of their relationships with the Funds. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

concluded that any potential benefits to be derived by the Subadvisers were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Funds.

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Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Codeof Ethics – Not required, as this is not an annual filing.
	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2017